United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/09

Date of Reporting Period: 10/31/09

Item 1.	Reports to Stockholders

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$16.03	$28.14	$27.91	$25.06	$24.04
Income From Investment Operations:
Net investment income	0.17[2]	0.18[2]	0.15[2]	0.21[2]	0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.09	(6.60)	4.62	3.39	0.99
TOTAL FROM INVESTMENT OPERATIONS	0.26	(6.42)	4.77	3.60	1.25
Less Distributions:
Distributions from net investment income	(0.16)	(0.15)	(0.18)	(0.19)	(0.21)
Distributions from net realized gain on investments and foreign currency transactions	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	(0.16)	(5.69)	(4.54)	(0.75)	(0.23)
Net Asset Value, End of Period	$16.13	$16.03	$28.14	$27.91	$25.06
Total Return[3]	1.71%	(27.70)%	19.78%	14.73%	5.22%
Ratios to Average Net Assets:
Net expenses	1.23%[4]	1.25%[4]	1.23%[4]	1.24%[4]	1.22%[4]
Net investment income	1.11%	0.88%	0.59%	0.79%	0.98%
Expense waiver/reimbursement[5]	0.08%	0.01%	0.01%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$943,922	$939,280	$1,433,917	$1,600,635	$2,225,781
Portfolio turnover	254%	252%	165%	113%	43%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.22%, 1.24%, 1.22%, 1.23% and 1.21% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.24	$27.07	$27.03	$24.30	$23.34
Income From Investment Operations:
Net investment income (loss)	0.04[2]	0.02[2]	(0.05)[2]	(0.01)[2]	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.08	(6.31)	4.45	3.30	1.00
TOTAL FROM INVESTMENT OPERATIONS	0.12	(6.29)	4.40	3.29	1.02
Less Distributions:
Distributions from net investment income	(0.04)	—	—	—	(0.04)
Distributions from net realized gain on investments and foreign currency transactions	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	(0.04)	(5.54)	(4.36)	(0.56)	(0.06)
Net Asset Value, End of Period	$15.32	$15.24	$27.07	$27.03	$24.30
Total Return[3]	0.83%	(28.29)%	18.82%	13.83%	4.37%
Ratios to Average Net Assets:
Net expenses	2.10%[4]	2.05%[4]	2.03%[4]	2.04%[4]	2.01%[4]
Net investment income (loss)	0.31%	0.10%	(0.22)%	(0.03)%	0.19%
Expense waiver/reimbursement[5]	0.02%	0.01%	0.01%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$163,827	$221,131	$423,377	$448,037	$507,271
Portfolio turnover	254%	252%	165%	113%	43%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.09%, 2.04%, 2.02%, 2.03% and 2.00% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.23	$27.05	$27.00	$24.28	$23.32
Income From Investment Operations:
Net investment income (loss)	0.04[2]	0.02[2]	(0.05)[2]	(0.00)[2,3]	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.09	(6.30)	4.46	3.28	0.99
TOTAL FROM INVESTMENT OPERATIONS	0.13	(6.28)	4.41	3.28	1.01
Less Distributions:
Distributions from net investment income	(0.07)	—	—	—	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	(0.07)	(5.54)	(4.36)	(0.56)	(0.05)
Net Asset Value, End of Period	$15.29	$15.23	$27.05	$27.00	$24.28
Total Return[4]	0.89%	(28.27)%	18.89%	13.80%	4.35%
Ratios to Average Net Assets:
Net expenses	2.06%[5]	2.03%[5]	2.01%[5]	2.03%[5]	2.02%[5]
Net investment income (loss)	0.30%	0.11%	(0.20)%	(0.01)%	0.18%
Expense waiver/reimbursement[6]	0.02%	0.01%	0.01%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$83,060	$88,572	$144,473	$145,655	$185,175
Portfolio turnover	254%	252%	165%	113%	43%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.02%, 2.00%, 2.02% and 2.01% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$15.90	$27.98	$27.80	$24.94	$23.87
Income From Investment Operations:
Net investment income	0.11[2]	0.07[2]	0.03[2]	0.07[2]	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.08	(6.55)	4.61	3.40	1.04
TOTAL FROM INVESTMENT OPERATIONS	0.19	(6.48)	4.64	3.47	1.13
Less Distributions:
Distributions from net investment income	(0.15)	(0.06)	(0.10)	(0.05)	(0.04)
Distributions from net realized gain on investments and foreign currency transactions	—	(5.54)	(4.36)	(0.56)	(0.02)
TOTAL DISTRIBUTIONS	(0.15)	(5.60)	(4.46)	(0.61)	(0.06)
Net Asset Value, End of Period	$15.94	$15.90	$27.98	$27.80	$24.94
Total Return[3]	1.30%	(28.05)%	19.26%	14.22%	4.73%
Ratios to Average Net Assets:
Net expenses	1.71%[4]	1.70%[4]	1.68%[4]	1.69%[4]	1.67%[4]
Net investment income	0.78%	0.33%	0.11%	0.28%	0.46%
Expense waiver/reimbursement[5]	0.02%	0.01%	0.01%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,994	$39,155	$19,768	$13,669	$7,389
Portfolio turnover	254%	252%	165%	113%	43%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.70%, 1.69%, 1.67%, 1.68% and 1.66% for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,129.60	$6.60
Class B Shares	$1,000	$1,124.80	$10.93
Class C Shares	$1,000	$1,125.10	$10.87
Class K Shares	$1,000	$1,127.30	$9.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$6.26
Class B Shares	$1,000	$1,014.92	$10.36
Class C Shares	$1,000	$1,014.97	$10.31
Class K Shares	$1,000	$1,016.69	$8.59
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.23%
Class B Shares	2.04%
Class C Shares	2.03%
Class K Shares	1.69%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (Unaudited)

PERFORMANCE OVERVIEW

During the 12-month reporting period ended October 31, 2009, the Fund produced total returns of 1.71%, 0.83%, 0.89% and 1.30% for Class A Shares, Class B Shares, Class C Shares and Class K Shares, respectively, based on net asset value. The following discussion will focus on the performance of the Fund's Class A Shares.

Stocks as measured by the Standard & Poor 500 Index1 (S&P 500) rose 9.80% during the reporting period. Information Technology and Consumer Discretionary were the strongest performing sectors within the Index rising 31.5% and 20.8%, respectively. Materials (up 16.4%), and Consumer Staples (up 8.5%) were also strong performers within the Index. Only one sector, Financials, had negative returns for the reporting period, down 7.2%.

The Fund underperformed its benchmark, with Class A Shares ranking in the 95th percentile out of 1,999 funds in the Large Cap Core Peer Group of Morningstar2 and the 98th percentile out of 908 funds in the Lipper Large Cap Core Peer Group3 for the 1-year time period ending October 31, 2009. Nearly 80% of the relative underperformance was driven by stock selection, with the remaining coming from sector allocation. The Fund's relative performance was constrained by conservative stock selection within all sectors relative to the S&P 500, particularly in the Industrial and Technology sectors. Some conservative positions that aided performance in the downturn but did not rally in the recent upturn, and are still favored, include Kroger and Wal-Mart. Poor stock selection within the Health Care sector was also detrimental to performance.

1	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investment cannot be made directly in an index.
2	Morningstar rankings are based on total return and do not take sales charges into account. For the 5- and 10-year time periods ending October 31, 2009, the fund ranked in the 32nd percentile out of 1,352 funds and the 25th percentile out of 681 funds, respectively. Rankings are for Class A Shares and rankings for other share classes will vary. 2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
3	Past performance is no guarantee of future results. Lipper rankings are based on total return and do not take sales charges into account. For the 5- and 10-year time periods ending October 31, 2009, the fund ranked in the 33rd percentile out of 628 funds and 21st percentile out of 368 funds, respectively. Rankings are for Class A Shares and rankings for other share classes will vary.

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The Fund outperformed the market in the downturn and was close to the market's performance at the start of the upturn. However, during the summer we became more conservative due to the rise in stock prices and our long-term concerns regarding consumer spending growth. The market continued to march upward, reflecting primarily excellent cost controls implemented by corporate management.

The newly developed markets around the world have led worldwide economic growth in 2009 and, as such, have caused the economic recovery to be more industrial-based than consumer-oriented. At the Fund's fiscal year end, the Fund was overweight in the Industrial and Material sectors and underweight in the Financials sector. The Fund was tilted more toward growth stocks during the year, in line with the idea of looking for stable earnings growth with favorable valuation. The Fund's exposure to foreign stocks4 at the end of the fiscal year, through ADRs and stocks of listed ADRs, was approximately 15.14%.

The portfolio is constructed on a bottom up basis and is confirmed by top down factors when these factors are viewed as helpful. We analyze fundamentals, with emphasis on our forward growth rate, and weigh that against valuation parameters.

Top five positive contributors were Goldman Sachs, EMC Corp, Darden Restaurants, Tyco International and Petro Brasileiro. Largest negative contributors were: PNC Financial, General Electric, Google Inc., Jetblue Airways and Medtronic.

4	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
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GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class A Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the S&P 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	-3.87%
5 Years	0.10%
10 Years	0.86%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge=$9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.
3	Total returns quoted reflect all applicable sales charges.
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GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class B Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the S&P 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	-4.67%
5 Years	0.15%
10 Years	0.80%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over eight years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
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GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class C Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the S&P 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	-0.11%
5 Years	0.43%
10 Years	0.65%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be imposed on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
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GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Class K Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the S&P 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	1.30%
5 Years	0.78%
10 Years	0.98%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.

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Portfolio of Investments Summary Table (unaudited)

At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	19.0%
Industrials	12.5%
Consumer Staples	12.3%
Energy	11.9%
Financials	11.9%
Health Care	10.2%
Consumer Discretionary	9.7%
Materials	7.2%
Utilities	2.4%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities — Net[3]	2.8%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

October 31, 2009

Shares			Value
		Common Stocks – 97.1%
		Consumer Discretionary – 9.7%
399,600		Advance Auto Parts, Inc.	14,889,096
645,900	[1]	Coach, Inc.	21,295,323
502,900	[1]	Gymboree Corp.	21,408,453
818,600		Home Depot, Inc.	20,538,674
743,700		Macy's, Inc.	13,066,809
242,990		McDonald's Corp.	14,241,644
659,500		Target Corp.	31,939,585
		TOTAL	137,379,584
		Consumer Staples – 12.3%
861,000		Avon Products, Inc.	27,595,050
432,400		General Mills, Inc.	28,503,808
589,400		Kellogg Co.	30,377,676
1,854,700		Kroger Co.	42,899,211
623,659		Nestle S.A.	28,990,795
331,600		Wal-Mart Stores, Inc.	16,473,888
		TOTAL	174,840,428
		Energy – 11.9%
179,700		Apache Corp.	16,913,364
292,900		CONSOL Energy, Inc.	12,539,049
570,500		Chevron Corp.	43,666,070
396,297		Exxon Mobil Corp.	28,402,606
642,700		Schlumberger Ltd.	39,975,940
168,200	[1]	Transocean Ltd.	14,113,662
347,650		XTO Energy, Inc.	14,448,334
		TOTAL	170,059,025
		Financials – 11.9%
371,400		Ace Ltd.	19,075,104
163,600		Goldman Sachs Group, Inc.	27,839,812
1,122,500		J.P. Morgan Chase & Co.	46,886,825
235,500		Morgan Stanley	7,564,260
428,900		T. Rowe Price Group, Inc.	20,900,297
536,800		The Travelers Cos., Inc.	26,727,272
909,400		U.S. Bancorp	21,116,268
		TOTAL	170,109,838
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		Health Care – 10.2%
726,700		Abbott Laboratories	36,749,219
492,000		Baxter International, Inc.	26,597,520
481,500		Johnson & Johnson	28,432,575
183,600		Merck & Co., Inc.	5,678,748
1,286,800		Pfizer, Inc.	21,914,204
373,000		Teva Pharmaceutical Industries Ltd., ADR	18,829,040
276,900		UnitedHealth Group, Inc.	7,185,555
		TOTAL	145,386,861
		Industrials – 12.5%
196,400		3M Co.	14,449,148
193,600		FedEx Corp.	14,072,784
72,500		Flowserve Corp.	7,120,225
293,200		Fluor Corp.	13,023,944
852,500		Norfolk Southern Corp.	39,743,550
684,400		Raytheon Co.	30,989,632
862,300		Tyco International Ltd.	28,930,165
479,900		United Technologies Corp.	29,489,855
		TOTAL	177,819,303
		Information Technology – 19.0%
77,900	[1]	Apple, Inc.	14,684,150
1,470,000	[1]	Broadcom Corp.	39,116,700
1,106,900	[1]	Cisco Systems, Inc.	25,292,665
427,200	[1]	EMC Corp.	7,035,984
34,000	[1]	Google Inc.	18,228,080
783,100		Hewlett-Packard Co.	37,165,926
299,000		IBM Corp.	36,062,390
1,023,500		Intel Corp.	19,559,085
492,900	[1]	McAfee, Inc.	20,642,652
1,025,600		Microsoft Corp.	28,439,888
588,200		Qualcomm, Inc.	24,357,362
		TOTAL	270,584,882
		Materials – 7.2%
317,000		BHP Billiton Ltd., ADR	20,788,860
743,900		Barrick Gold Corp.	26,728,327
97,900		Freeport-McMoRan Copper & Gold, Inc.	7,181,944
198,000		Potash Corp. of Saskatchewan, Inc.	18,370,440
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361,100		Praxair, Inc.	28,685,784
		TOTAL	101,755,355
		Utilities – 2.4%
388,100		Progress Energy, Inc.	14,565,393
644,700		Southern Co.	20,108,193
		TOTAL	34,673,586
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,215,867,519)	1,382,608,862
		Mutual Fund – 0.1%
2,398,801	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	2,398,801
		TOTAL INVESTMENTS — 97.2% (IDENTIFIED COST $1,218,266,320)[4]	1,385,007,663
		OTHER ASSETS AND LIABILITIES - NET — 2.8%[5]	39,265,568
		TOTAL NET ASSETS — 100%	$1,424,273,231

At October 31, 2009, the Fund had an outstanding foreign exchange contract as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contract Sold:
11/2/2009	358,966 Swiss Francs	$ 352,792	$ 2,889

Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $1,240,117,561.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Annual Shareholder Report
16

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$1,166,806,529	$ —	$ —	$1,166,806,529
International	186,811,538	28,990,795	—	215,802,333
Mutual Fund	2,398,801	—	—	2,398,801
TOTAL SECURITIES	$1,356,016,868	$28,990,795	$ —	$1,385,007,663
OTHER FINANCIAL INSTRUMENTS*	$2,889	$ —	$ —	$2,889
*	Other financial instruments include a foreign exchange contract.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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17

Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at value including $2,398,801 of investments in an affiliated issuer (Note 5) (identified cost $1,218,266,320)		$1,385,007,663
Cash		176,317
Income receivable		2,174,414
Receivable for investments sold		50,461,302
Receivable for shares sold		1,217,706
Receivable for foreign exchange contracts		2,889
TOTAL ASSETS		1,439,040,291
Liabilities:
Payable for investments purchased	$10,908,027
Payable for shares redeemed	2,516,114
Payable for Directors'/Trustees' fees	4,209
Payable for distribution services fee (Note 5)	173,083
Payable for shareholder services fee (Note 5)	590,864
Accrued expenses	574,763
TOTAL LIABILITIES		14,767,060
Net assets for 89,119,695 shares outstanding		$1,424,273,231
Net Assets Consist of:
Paid-in capital		$1,639,806,688
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		166,758,636
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and written option contracts		(391,508,562)
Undistributed net investment income		9,216,469
TOTAL NET ASSETS		$1,424,273,231
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($943,921,582 ÷ 58,516,596 shares outstanding), no par value, unlimited shares authorized	$16.13
Offering price per share (100/94.50 of $16.13)	$17.07
Redemption proceeds per share	$16.13
Class B Shares:
Net asset value per share ($163,826,985 ÷ 10,690,921 shares outstanding), no par value, unlimited shares authorized	$15.32
Offering price per share	$15.32
Redemption proceeds per share (94.50/100 of $15.32)	$14.48
Class C Shares:
Net asset value per share ($83,059,745 ÷ 5,432,515 shares outstanding), no par value, unlimited shares authorized	$15.29
Offering price per share	$15.29
Redemption proceeds per share (99.00/100 of $15.29)	$15.14
Class K Shares:
Net asset value per share ($21,994,497 ÷ 1,380,218 shares outstanding), no par value, unlimited shares authorized	$15.94
Offering price per share	$15.94
Redemption proceeds per share	$15.94
Institutional Shares:
Net asset value per share ($211,470,422 ÷ 13,099,445 shares outstanding), no par value, unlimited shares authorized	$16.14
Offering price per share	$16.14
Redemption proceeds per share	$16.14

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended October 31, 2009

Investment Income:
Dividends (including $764,043 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $474,464)		$30,400,069
Interest		910,450
TOTAL INCOME		31,310,519
Expenses:
Investment adviser fee (Note 5)	$10,087,429
Administrative personnel and services fee (Note 5)	1,044,126
Custodian fees	67,047
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,652,754
Transfer and dividend disbursing agent fees and expenses — Class B Shares	413,273
Transfer and dividend disbursing agent fees and expenses — Class C Shares	163,120
Transfer and dividend disbursing agent fees and expenses — Class K Shares	94,414
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	169,278
Directors'/Trustees' fees	12,499
Auditing fees	27,999
Legal fees	6,226
Portfolio accounting fees	189,198
Distribution services fee — Class B Shares (Note 5)	1,323,254
Distribution services fee — Class C Shares (Note 5)	604,587
Distribution services fee — Class K Shares (Note 5)	136,011
Shareholder services fee — Class A Shares (Note 5)	2,157,055
Shareholder services fee — Class B Shares (Note 5)	441,085
Shareholder services fee — Class C Shares (Note 5)	197,129
Account administration fee — Class A Shares	48,670
Account administration fee — Class C Shares	2,297
Share registration costs	90,940
Printing and postage	144,052
Insurance premiums	8,165
Miscellaneous	10,306
TOTAL EXPENSES	19,090,914
Annual Shareholder Report
20

Statement of Operations — continued
Waiver, Reimbursements and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(69,879)
Waiver of administrative personnel and services fee (Note 5)	(20,588)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(464,794)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(59,838)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(14,731)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(154,693)
TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		$(784,523)
Net expenses			$18,306,391
Net investment income			13,004,128
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(208,647,386)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			228,599,747
Net realized and unrealized gain on investments and foreign currency transactions			19,952,361
Change in net assets resulting from operations			$32,956,489

See Notes which are an integral part of the Financial Statements

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21

Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,004,128	$11,654,580
Net realized loss on investments and foreign currency transactions	(208,647,386)	(165,689,372)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	228,599,747	(384,676,782)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,956,489	(538,711,574)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,327,315)	(9,287,303)
Class B Shares	(582,124)	—
Class C Shares	(406,255)	—
Class K Shares	(388,347)	(56,795)
Institutional Shares	(1,568,758)	—
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(280,652,380)
Class B Shares	—	(85,611,210)
Class C Shares	—	(29,312,332)
Class K Shares	—	(3,928,786)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,272,799)	(408,848,806)
Share Transactions:
Proceeds from sale of shares	528,867,667	481,922,779
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	4,843,111	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	2,596,634	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	—	42,103,041
Net asset value of shares issued to shareholders in payment of distributions declared	9,337,834	359,161,924
Cost of shares redeemed	(505,968,842)	(593,249,539)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	39,676,404	289,938,205
Change in net assets	60,360,094	(657,622,175)
Net Assets:
Beginning of period	1,363,913,137	2,021,535,312
End of period (including undistributed net investment income of $9,216,469 and $8,601,294, respectively)	$1,424,273,231	$1,363,913,137

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

Effective December 31, 2007, the Fund began offering Institutional Shares.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
324,388	$4,843,111	$(2,305,234)	$1,294,808,821	$1,299,651,932
1	Unrealized Depreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.

On November 14, 2008, the Fund received assets from Clearfield Bank Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Clearfield Bank Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
175,330	$2,596,634	$206,477	$1,262,255,683	$1,264,852,317
1	Unrealized Appreciation is included in the Clearfield Bank Common Trust Fund Net Assets Received amount shown above.

On May 9, 2008, the Fund received assets from Central Bank Core Equity Fund as a result of a tax-free reorganization, as follows:

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Shares of the Fund Issued	Central Bank Core Equity Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,017,395	$42,103,041	$8,921,086	$1,762,228,108	$1,804,331,149
1	Unrealized Appreciation is included in the Central Bank Core Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report
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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Annual Shareholder Report
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may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$2,889	—	—

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$1,424
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$43,221

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,847,863	$307,583,080	16,853,104	$336,236,946
Shares issued to shareholders in payment of distributions declared	535,205	7,781,880	11,739,668	249,902,539
Shares redeemed	(21,476,847)	(317,973,196)	(20,931,618)	(419,767,400)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(93,779)	$(2,608,236)	7,661,154	$166,372,085
Annual Shareholder Report
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Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	857,656	$12,075,453	791,872	$15,361,782
Shares issued to shareholders in payment of distributions declared	39,608	551,341	3,969,781	80,388,061
Shares redeemed	(4,715,500)	(66,134,508)	(5,889,752)	(112,993,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,818,236)	$(53,507,714)	(1,128,099)	$(17,243,552)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,503,629	$21,060,246	1,340,717	$25,824,322
Shares issued to shareholders in payment of distributions declared	24,411	338,825	1,234,167	24,967,189
Shares redeemed	(1,911,514)	(26,567,911)	(2,099,452)	(40,351,015)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(383,474)	$(5,168,840)	475,432	$10,440,496
Year Ended October 31	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	949,009	$13,781,255	2,119,876	$43,230,665
Shares issued to shareholders in payment of distributions declared	26,460	381,815	184,818	3,904,135
Shares redeemed	(2,057,137)	(29,288,403)	(549,210)	(10,724,702)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(1,081,668)	$(15,125,333)	1,755,484	$36,410,098
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29

	Year Ended 10/31/2009		Period Ended 10/31/2008[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,046,730	$174,367,633	3,186,759	$61,269,064
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	324,388	4,843,111	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	175,330	2,596,634	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	—	—	2,017,395	42,103,041
Shares issued to shareholders in payment of distributions declared	19,543	283,973	—	—
Shares redeemed	(4,184,146)	(66,004,824)	(486,554)	(9,413,027)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,381,845	$ 116,086,527	4,717,600	$93,959,078
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,004,688	$ 39,676,404	13,481,571	$289,938,205
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are attributable in part to reclass of gain (loss) on foreign exchange contracts, expiration of capital loss carryforwards and reclassification for regulatory settlement proceeds.

For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,147,107)	$(116,154)	$4,263,261

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

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30

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:
	2009	2008
Ordinary income[1]	$12,272,799	$166,975,138
Long-term capital gains	$ —	$241,873,668
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,216,469
Net unrealized appreciation	$144,907,395
Capital loss carryforwards	$(369,657,321)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2009, the cost of investments for federal tax purposes was $1,240,117,561. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $144,890,102. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $162,102,044 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,211,942.

At October 31, 2009, the Fund had a capital loss carryforward of $369,657,321 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$2,978,206
2011	$978,641
2012	$1,306,623
2016	$110,598,251
2017	$253,795,600

As a result of the tax-free transfer of assets from Vintage Growth Fund certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $5,129,844 expired during the year ended October 31, 2009.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, an affiliate of the adviser reimbursed $74,569 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended
October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,588 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $57,554 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $86,541 in sales charges from the sale of Class A Shares. FSC also retained $2,571 of CDSC relating to redemptions of Class A Shares and $3,420 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $10,438 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $464,794 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,572,922 and $1,236,733, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 2.10%, 2.06%, 1.71% and 0.96%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $69,879. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	162,690,105	1,275,486,604	1,435,777,908	2,398,801	$2,398,801	$764,043

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $154,693 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$3,283,915,928
Sales	$3,232,208,126

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal Annual Shareholder Report
34

and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2009, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2009, 100% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated equity funds AND SHAREHOLDERS OF federated capital appreciation fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Appreciation Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to November 1, 2005, was audited by other independent registered public accountants whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Appreciation Fund as of October 31, 2009, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract  -  May 2009

Federated Capital Appreciation Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-04 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009  © Federated Investors, Inc.

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 10/31/2009	Period Ended 10/31/2008 [1]
Net Asset Value, Beginning of Period	$16.06	$21.34
Income From Investment Operations:
Net investment income	0.18[2]	0.15[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.11	(5.43)
TOTAL FROM INVESTMENT OPERATIONS	0.29	(5.28)
Less Distributions:
Distributions from net investment income	(0.21)	—
Net Asset Value, End of Period	$16.14	$16.06
Total Return[3]	1.97%	(24.74)%
Ratios to Average Net Assets:
Net expenses	0.96%[4]	0.96%[4,5]
Net investment income	1.22%	0.93%[5]
Expense waiver/reimbursement[6]	0.03%	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$211,470	$75,775
Portfolio turnover	254%	252%[7]
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.95% and 0.94% for the year ended October 31, 2009 and period ended October 31, 2008, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2008.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,131.00	$5.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.47	$4.79
1	Expenses are equal to the Fund's annualized net expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (Unaudited)

PERFORMANCE OVERVIEW

During the 12-month reporting period ended October 31, 2009, the Fund's Institutional Shares produced a total return of 1.97% based on net asset value.

Stocks, as measured by the Standard & Poors 500 Index1 (S&P 500), rose 9.80% during the reporting period. Information Technology and Consumer Discretionary were the strongest performing sectors within the Index rising 31.5% and 20.8%, respectively. Materials (up 16.4%), and Consumer Staples (up 8.5%) were also strong performers within the S&P 500. Only one sector, Financials, had negative returns for the reporting period, down 7.2%.

The Fund underperformed its benchmark S&P 500, ranking in the 95th percentile out of 1,999 funds in the Large Cap Core Peer Group of Morningstar2 and the 98th percentile out of 908 funds in the Lipper Large Cap Core Peer Group3 for the 1-year period ending October 31, 2009. Nearly 80% of the relative underperformance was driven by stock selection, with the remaining coming from sector allocation. The Fund's relative performance was constrained by conservative stock selection within all sectors relative to the S&P 500, particularly in the Industrial and Technology sectors. Some conservative positions that aided performance in the downturn but did not rally in the recent upturn, and are still favored, include Kroger and Wal-Mart. Poor stock selection within the Health Care sector was also detrimental to performance.

1	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investment cannot be made directly in an index.
2	Morningstar rankings are based on total return and do not take sales charges into account. For the 5- and 10-year time periods ending October 31, 2009, the fund ranked in the 31st percentile out of 1,352 funds and the 24th percentile out of 681 funds, respectively. 2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
3	Past performance is no guarantee of future results. Lipper rankings are based on total return and do not take sales charges into account.
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The Fund outperformed the market in the downturn and was close to the market's performance at the start of the upturn. However, during the summer we became more conservative due to the rise in stock prices and our long-term concerns regarding consumer spending growth. The market continued to march upward, reflecting primarily excellent cost controls implemented by corporate management.

The newly developed markets around the world have led worldwide economic growth in 2009 and, as such, have resulted in the economic recovery to be more industrial-based than consumer-oriented. At the Fund's fiscal year end, the Fund was overweight in the Industrial and Material sectors and underweight in the Financials sector. The Fund was tilted more toward growth stocks during the year, in line with the idea of looking for stable earnings growth with favorable valuation. The Fund's exposure to foreign stocks4 at the end of the fiscal year, through ADRs and stocks of listed ADRs, was approximately 15.14%.

The portfolio is constructed on a bottom up basis and is confirmed by top down factors when these factors are viewed as helpful. We analyze fundamentals, with emphasis on our forward growth rate, and weigh that against valuation parameters.

Top five positive contributors were: Goldman Sachs, EMC Corp, Darden Restaurants, Tyco International and Petro Brasileiro. Largest negative contributors were: PNC Financial, General Electric, Google Inc., Jetblue Airways and Medtronic.

4	International investing involves special risks including currency risks, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
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GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The Fund's Institutional Shares commenced operations on December 31, 2007. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. For the period prior to the commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Institutional Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Capital Appreciation Fund (Institutional Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the S&P 500 Index (S&P 500)2 and the Lipper Large-Cap Core Funds Average (LLCCFA).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	1.97%
5 Years	1.33%
10 Years	1.48%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The S&P 500 is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest in an index or average.

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Portfolio of Investments Summary Table (unaudited)

At October 31, 2009, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	19.0%
Industrials	12.5%
Consumer Staples	12.3%
Energy	11.9%
Financials	11.9%
Health Care	10.2%
Consumer Discretionary	9.7%
Materials	7.2%
Utilities	2.4%
Cash Equivalents[2]	0.1%
Other Assets and Liabilities — Net[3]	2.8%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

October 31, 2009

Shares			Value
		Common Stocks – 97.1%
		Consumer Discretionary – 9.7%
399,600		Advance Auto Parts, Inc.	14,889,096
645,900	[1]	Coach, Inc.	21,295,323
502,900	[1]	Gymboree Corp.	21,408,453
818,600		Home Depot, Inc.	20,538,674
743,700		Macy's, Inc.	13,066,809
242,990		McDonald's Corp.	14,241,644
659,500		Target Corp.	31,939,585
		TOTAL	137,379,584
		Consumer Staples – 12.3%
861,000		Avon Products, Inc.	27,595,050
432,400		General Mills, Inc.	28,503,808
589,400		Kellogg Co.	30,377,676
1,854,700		Kroger Co.	42,899,211
623,659		Nestle S.A.	28,990,795
331,600		Wal-Mart Stores, Inc.	16,473,888
		TOTAL	174,840,428
		Energy – 11.9%
179,700		Apache Corp.	16,913,364
292,900		CONSOL Energy, Inc.	12,539,049
570,500		Chevron Corp.	43,666,070
396,297		Exxon Mobil Corp.	28,402,606
642,700		Schlumberger Ltd.	39,975,940
168,200	[1]	Transocean Ltd.	14,113,662
347,650		XTO Energy, Inc.	14,448,334
		TOTAL	170,059,025
		Financials – 11.9%
371,400		Ace Ltd.	19,075,104
163,600		Goldman Sachs Group, Inc.	27,839,812
1,122,500		J.P. Morgan Chase & Co.	46,886,825
235,500		Morgan Stanley	7,564,260
428,900		T. Rowe Price Group, Inc.	20,900,297
536,800		The Travelers Cos., Inc.	26,727,272
909,400		U.S. Bancorp	21,116,268
		TOTAL	170,109,838
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		Health Care – 10.2%
726,700		Abbott Laboratories	36,749,219
492,000		Baxter International, Inc.	26,597,520
481,500		Johnson & Johnson	28,432,575
183,600		Merck & Co., Inc.	5,678,748
1,286,800		Pfizer, Inc.	21,914,204
373,000		Teva Pharmaceutical Industries Ltd., ADR	18,829,040
276,900		UnitedHealth Group, Inc.	7,185,555
		TOTAL	145,386,861
		Industrials – 12.5%
196,400		3M Co.	14,449,148
193,600		FedEx Corp.	14,072,784
72,500		Flowserve Corp.	7,120,225
293,200		Fluor Corp.	13,023,944
852,500		Norfolk Southern Corp.	39,743,550
684,400		Raytheon Co.	30,989,632
862,300		Tyco International Ltd.	28,930,165
479,900		United Technologies Corp.	29,489,855
		TOTAL	177,819,303
		Information Technology – 19.0%
77,900	[1]	Apple, Inc.	14,684,150
1,470,000	[1]	Broadcom Corp.	39,116,700
1,106,900	[1]	Cisco Systems, Inc.	25,292,665
427,200	[1]	EMC Corp.	7,035,984
34,000	[1]	Google Inc.	18,228,080
783,100		Hewlett-Packard Co.	37,165,926
299,000		IBM Corp.	36,062,390
1,023,500		Intel Corp.	19,559,085
492,900	[1]	McAfee, Inc.	20,642,652
1,025,600		Microsoft Corp.	28,439,888
588,200		Qualcomm, Inc.	24,357,362
		TOTAL	270,584,882
		Materials – 7.2%
317,000		BHP Billiton Ltd., ADR	20,788,860
743,900		Barrick Gold Corp.	26,728,327
97,900		Freeport-McMoRan Copper & Gold, Inc.	7,181,944
198,000		Potash Corp. of Saskatchewan, Inc.	18,370,440
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361,100		Praxair, Inc.	28,685,784
		TOTAL	101,755,355
		Utilities – 2.4%
388,100		Progress Energy, Inc.	14,565,393
644,700		Southern Co.	20,108,193
		TOTAL	34,673,586
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,215,867,519)	1,382,608,862
		Mutual Fund – 0.1%
2,398,801	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	2,398,801
		TOTAL INVESTMENTS — 97.2% (IDENTIFIED COST $1,218,266,320)[4]	1,385,007,663
		OTHER ASSETS AND LIABILITIES - NET — 2.8%[5]	39,265,568
		TOTAL NET ASSETS — 100%	$1,424,273,231

At October 31, 2009, the Fund had an outstanding foreign exchange contract as follows:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation
Contract Sold:
11/2/2009	358,966 Swiss Francs	$ 352,792	$ 2,889

Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	The cost of investments for federal tax purposes amounts to $1,240,117,561.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

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10

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$1,166,806,529	$ —	$ —	$1,166,806,529
International	186,811,538	28,990,795	—	215,802,333
Mutual Fund	2,398,801	—	—	2,398,801
TOTAL SECURITIES	$1,356,016,868	$28,990,795	$ —	$1,385,007,663
OTHER FINANCIAL INSTRUMENTS*	$2,889	$ —	$ —	$2,889
*	Other financial instruments include a foreign exchange contract.

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at value including $2,398,801 of investments in an affiliated issuer (Note 5) (identified cost $1,218,266,320)		$1,385,007,663
Cash		176,317
Income receivable		2,174,414
Receivable for investments sold		50,461,302
Receivable for shares sold		1,217,706
Receivable for foreign exchange contracts		2,889
TOTAL ASSETS		1,439,040,291
Liabilities:
Payable for investments purchased	$10,908,027
Payable for shares redeemed	2,516,114
Payable for Directors'/Trustees' fees	4,209
Payable for distribution services fee (Note 5)	173,083
Payable for shareholder services fee (Note 5)	590,864
Accrued expenses	574,763
TOTAL LIABILITIES		14,767,060
Net assets for 89,119,695 shares outstanding		$1,424,273,231
Net Assets Consist of:
Paid-in capital		$1,639,806,688
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		166,758,636
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and written option contracts		(391,508,562)
Undistributed net investment income		9,216,469
TOTAL NET ASSETS		$1,424,273,231
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($943,921,582 ÷ 58,516,596 shares outstanding), no par value, unlimited shares authorized	$16.13
Offering price per share (100/94.50 of $16.13)	$17.07
Redemption proceeds per share	$16.13
Class B Shares:
Net asset value per share ($163,826,985 ÷ 10,690,921 shares outstanding), no par value, unlimited shares authorized	$15.32
Offering price per share	$15.32
Redemption proceeds per share (94.50/100 of $15.32)	$14.48
Class C Shares:
Net asset value per share ($83,059,745 ÷ 5,432,515 shares outstanding), no par value, unlimited shares authorized	$15.29
Offering price per share	$15.29
Redemption proceeds per share (99.00/100 of $15.29)	$15.14
Class K Shares:
Net asset value per share ($21,994,497 ÷ 1,380,218 shares outstanding), no par value, unlimited shares authorized	$15.94
Offering price per share	$15.94
Redemption proceeds per share	$15.94
Institutional Shares:
Net asset value per share ($211,470,422 ÷ 13,099,445 shares outstanding), no par value, unlimited shares authorized	$16.14
Offering price per share	$16.14
Redemption proceeds per share	$16.14

See Notes which are an integral part of the Financial Statements

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13

Statement of Operations

Year Ended October 31, 2009

Investment Income:
Dividends (including $764,043 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $474,464)		$30,400,069
Interest		910,450
TOTAL INCOME		31,310,519
Expenses:
Investment adviser fee (Note 5)	$10,087,429
Administrative personnel and services fee (Note 5)	1,044,126
Custodian fees	67,047
Transfer and dividend disbursing agent fees and expenses — Class A Shares	1,652,754
Transfer and dividend disbursing agent fees and expenses — Class B Shares	413,273
Transfer and dividend disbursing agent fees and expenses — Class C Shares	163,120
Transfer and dividend disbursing agent fees and expenses — Class K Shares	94,414
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	169,278
Directors'/Trustees' fees	12,499
Auditing fees	27,999
Legal fees	6,226
Portfolio accounting fees	189,198
Distribution services fee — Class B Shares (Note 5)	1,323,254
Distribution services fee — Class C Shares (Note 5)	604,587
Distribution services fee — Class K Shares (Note 5)	136,011
Shareholder services fee — Class A Shares (Note 5)	2,157,055
Shareholder services fee — Class B Shares (Note 5)	441,085
Shareholder services fee — Class C Shares (Note 5)	197,129
Account administration fee — Class A Shares	48,670
Account administration fee — Class C Shares	2,297
Share registration costs	90,940
Printing and postage	144,052
Insurance premiums	8,165
Miscellaneous	10,306
TOTAL EXPENSES	19,090,914
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Statement of Operations — continued
Waiver, Reimbursements and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(69,879)
Waiver of administrative personnel and services fee (Note 5)	(20,588)
Reimbursement of shareholder services fee — Class A Shares (Note 5)	(464,794)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 5)	(59,838)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 5)	(14,731)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(154,693)
TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		$(784,523)
Net expenses			$18,306,391
Net investment income			13,004,128
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(208,647,386)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			228,599,747
Net realized and unrealized gain on investments and foreign currency transactions			19,952,361
Change in net assets resulting from operations			$32,956,489

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,004,128	$11,654,580
Net realized loss on investments and foreign currency transactions	(208,647,386)	(165,689,372)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	228,599,747	(384,676,782)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,956,489	(538,711,574)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,327,315)	(9,287,303)
Class B Shares	(582,124)	—
Class C Shares	(406,255)	—
Class K Shares	(388,347)	(56,795)
Institutional Shares	(1,568,758)	—
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	—	(280,652,380)
Class B Shares	—	(85,611,210)
Class C Shares	—	(29,312,332)
Class K Shares	—	(3,928,786)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,272,799)	(408,848,806)
Share Transactions:
Proceeds from sale of shares	528,867,667	481,922,779
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	4,843,111	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	2,596,634	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	—	42,103,041
Net asset value of shares issued to shareholders in payment of distributions declared	9,337,834	359,161,924
Cost of shares redeemed	(505,968,842)	(593,249,539)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	39,676,404	289,938,205
Change in net assets	60,360,094	(657,622,175)
Net Assets:
Beginning of period	1,363,913,137	2,021,535,312
End of period (including undistributed net investment income of $9,216,469 and $8,601,294, respectively)	$1,424,273,231	$1,363,913,137

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2009

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

Effective December 31, 2007, the Fund began offering Institutional Shares.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
324,388	$4,843,111	$(2,305,234)	$1,294,808,821	$1,299,651,932
1	Unrealized Depreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.

On November 14, 2008, the Fund received assets from Clearfield Bank Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Clearfield Bank Common Trust Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
175,330	$2,596,634	$206,477	$1,262,255,683	$1,264,852,317
1	Unrealized Appreciation is included in the Clearfield Bank Common Trust Fund Net Assets Received amount shown above.

On May 9, 2008, the Fund received assets from Central Bank Core Equity Fund as a result of a tax-free reorganization, as follows:

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Shares of the Fund Issued	Central Bank Core Equity Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,017,395	$42,103,041	$8,921,086	$1,762,228,108	$1,804,331,149
1	Unrealized Appreciation is included in the Central Bank Core Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Annual Shareholder Report
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and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities Annual Shareholder Report
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may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per-share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$2,889	—	—

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$1,424
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$43,221

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,847,863	$307,583,080	16,853,104	$336,236,946
Shares issued to shareholders in payment of distributions declared	535,205	7,781,880	11,739,668	249,902,539
Shares redeemed	(21,476,847)	(317,973,196)	(20,931,618)	(419,767,400)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(93,779)	$(2,608,236)	7,661,154	$166,372,085
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Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	857,656	$12,075,453	791,872	$15,361,782
Shares issued to shareholders in payment of distributions declared	39,608	551,341	3,969,781	80,388,061
Shares redeemed	(4,715,500)	(66,134,508)	(5,889,752)	(112,993,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,818,236)	$(53,507,714)	(1,128,099)	$(17,243,552)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,503,629	$21,060,246	1,340,717	$25,824,322
Shares issued to shareholders in payment of distributions declared	24,411	338,825	1,234,167	24,967,189
Shares redeemed	(1,911,514)	(26,567,911)	(2,099,452)	(40,351,015)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(383,474)	$(5,168,840)	475,432	$10,440,496
Year Ended October 31	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	949,009	$13,781,255	2,119,876	$43,230,665
Shares issued to shareholders in payment of distributions declared	26,460	381,815	184,818	3,904,135
Shares redeemed	(2,057,137)	(29,288,403)	(549,210)	(10,724,702)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(1,081,668)	$(15,125,333)	1,755,484	$36,410,098
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	Year Ended 10/31/2009		Period Ended 10/31/2008[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,046,730	$174,367,633	3,186,759	$61,269,064
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	324,388	4,843,111	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	175,330	2,596,634	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	—	—	2,017,395	42,103,041
Shares issued to shareholders in payment of distributions declared	19,543	283,973	—	—
Shares redeemed	(4,184,146)	(66,004,824)	(486,554)	(9,413,027)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,381,845	$ 116,086,527	4,717,600	$93,959,078
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,004,688	$ 39,676,404	13,481,571	$289,938,205
1	Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are attributable in part to reclass of gain (loss) on foreign exchange contracts, expiration of capital loss carryforwards and reclassification for regulatory settlement proceeds.

For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,147,107)	$(116,154)	$4,263,261

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

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The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:
	2009	2008
Ordinary income[1]	$12,272,799	$166,975,138
Long-term capital gains	$ —	$241,873,668
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,216,469
Net unrealized appreciation	$144,907,395
Capital loss carryforwards	$(369,657,321)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At October 31, 2009, the cost of investments for federal tax purposes was $1,240,117,561. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $144,890,102. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $162,102,044 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,211,942.

At October 31, 2009, the Fund had a capital loss carryforward of $369,657,321 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$2,978,206
2011	$978,641
2012	$1,306,623
2016	$110,598,251
2017	$253,795,600

As a result of the tax-free transfer of assets from Vintage Growth Fund certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $5,129,844 expired during the year ended October 31, 2009.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, an affiliate of the adviser reimbursed $74,569 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,588 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $57,554 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $86,541 in sales charges from the sale of Class A Shares. FSC also retained $2,571 of CDSC relating to redemptions of Class A Shares and $3,420 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $10,438 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC voluntarily reimbursed $464,794 of shareholder services fees. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,572,922 and $1,236,733, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 2.10%, 2.06%, 1.71% and 0.96%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $69,879. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	162,690,105	1,275,486,604	1,435,777,908	2,398,801	$2,398,801	$764,043

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $154,693 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$3,283,915,928
Sales	$3,232,208,126

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, Federated) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal Annual Shareholder Report
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and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended October 31, 2009, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2009, 100% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated equity funds AND SHAREHOLDERS OF federated capital appreciation fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Appreciation Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to November 1, 2005, was audited by other independent registered public accountants whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Appreciation Fund as of October 31, 2009, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract  -  May 2009

Federated Capital Appreciation Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report
38

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report
39

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Appreciation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172396

39690 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009  © Federated Investors, Inc.

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.26	$12.22	$12.69	$13.48	$13.48
Income From Investment Operations:
Net investment income	0.24[2]	0.42[2]	0.41[2]	0.38	0.20
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	1.05	(1.83)	(0.43)	(0.05)	0.31
TOTAL FROM INVESTMENT OPERATIONS	1.29	(1.41)	(0.02)	0.33	0.51
Less Distributions:
Distributions from net investment income	(0.46)	(0.55)	(0.45)	(0.32)	(0.32)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	(0.80)	(0.19)
TOTAL DISTRIBUTIONS	(0.46)	(0.55)	(0.45)	(1.12)	(0.51)
Net Asset Value, End of Period	$11.09	$10.26	$12.22	$12.69	$13.48
Total Return[3]	12.88%	(12.18)%	(0.18)%	2.64%	3.89%
Ratios to Average Net Assets:
Net expenses	1.39%[4]	1.20%[4]	1.22%[4]	1.22%[4]	1.24%[4]
Net expenses excluding dividends on short positions	1.24%[4]	1.20%[4]	1.22%[4]	1.22%[4]	1.24%[4]
Net investment income	2.23%	3.46%	3.31%	3.09%	1.64%
Expense waiver/reimbursement[5]	0.07%	0.04%	0.02%	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$835,964	$721,632	$981,852	$1,498,881	$1,377,618
Portfolio turnover	191%	255%	79%	124%	61%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.39%, 1.20%, 1.22%, 1.22% and 1.24%, after taking into account these expense reductions for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.21	$12.16	$12.63	$13.42	$13.42
Income From Investment Operations:
Net investment income	0.16[2]	0.33[2]	0.32[2]	0.31	0.10
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	1.04	(1.82)	(0.44)	(0.08)	0.31
TOTAL FROM INVESTMENT OPERATIONS	1.20	(1.49)	(0.12)	0.23	0.41
Less Distributions:
Distributions from net investment income	(0.42)	(0.46)	(0.35)	(0.22)	(0.22)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	(0.80)	(0.19)
TOTAL DISTRIBUTIONS	(0.42)	(0.46)	(0.35)	(1.02)	(0.41)
Net Asset Value, End of Period	$10.99	$10.21	$12.16	$12.63	$13.42
Total Return[3]	12.01%	(12.82)%	(0.96)%	1.88%	3.15%
Ratios to Average Net Assets:
Net expenses	2.14%[4]	1.95%[4]	1.97%[4]	1.97%[4]	1.99%[4]
Net expenses excluding dividends on short positions	1.99%[4]	1.95%[4]	1.97%[4]	1.97%[4]	1.99%[4]
Net investment income	1.54%	2.69%	2.56%	2.34%	0.89%
Expense waiver/reimbursement[5]	0.07%	0.04%	0.02%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$166,561	$197,694	$291,938	$419,028	$459,181
Portfolio turnover	191%	255%	79%	124%	61%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.13%, 1.95%, 1.97%, 1.97% and 1.99%, after taking into account these expense reductions for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$10.19	$12.13	$12.60	$13.39	$13.40
Income From Investment Operations:
Net investment income	0.16[2]	0.33[2]	0.32[2]	0.29	0.12
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	1.03	(1.81)	(0.44)	(0.05)	0.29
TOTAL FROM INVESTMENT OPERATIONS	1.19	(1.48)	(0.12)	0.24	0.41
Less Distributions:
Distributions from net investment income	(0.42)	(0.46)	(0.35)	(0.23)	(0.23)
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	(0.80)	(0.19)
TOTAL DISTRIBUTIONS	(0.42)	(0.46)	(0.35)	(1.03)	(0.42)
Net Asset Value, End of Period	$10.96	$10.19	$12.13	$12.60	$13.39
Total Return[3]	11.96%	(12.77)%	(0.96)%	1.91%	3.10%
Ratios to Average Net Assets:
Net expenses	2.14%[4]	1.95%[4]	1.97%[4]	1.97%[4]	1.99%[4]
Net expenses excluding dividends on short positions	1.99%[4]	1.95%[4]	1.97%[4]	1.97%[4]	1.99%[4]
Net investment income	1.50%	2.70%	2.56%	2.35%	0.89%
Expense waiver/reimbursement[5]	0.07%	0.04%	0.02%	0.01%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$489,260	$445,425	$651,388	$991,565	$879,348
Portfolio turnover	191%	255%	79%	124%	61%
1	Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.13%, 1.95%, 1.97%, 1.97% and 1.99%, after taking into account these expense reductions for the years ended October 31, 2009, 2008, 2007, 2006 and 2005, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,022.10	$7.70
Class B Shares	$1,000	$1,018.50	$11.50
Class C Shares	$1,000	$1,017.60	$11.49
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.59	$7.68
Class B Shares	$1,000	$1,013.81	$11.47
Class C Shares	$1,000	$1,013.81	$11.47
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.51%
Class B Shares	2.26%
Class C Shares	2.26%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

MARKET OVERVIEW

During the 12-month reporting period ended October 31, 2009, the Fund produced total returns of 12.88%, 12.01% and 11.96%, for Class A Shares, Class B Shares and Class C Shares, respectively, based on net asset value. The total return for the Fund's benchmark of 70% Russell 3000 Value Index/30% U.S. Treasury 3-month bill was 3.94%.1 The return of the Russell 3000 Value Index, a broad-based market index, for the 12-month reporting period was 4.56%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index. The following discussion will focus on the performance of the Fund's Class A Shares.

MARKET OVERVIEW

The reporting period was a tale of two markets. The fiscal year started with global economies falling further into recession. Equity markets hit record high levels of volatility and suffered significant losses. In response, governments around the world coordinated efforts on interest-rate cuts and implemented a variety of capital- and financial-guarantee programs aimed at restoring the functioning of credit markets. The Federal Reserve Board, for example, lowered the federal funds target rate to a historic low, a range between 0% and 0.25%. The stock market bottomed in early March, about half way through the Fund's fiscal year.

The second half of the year featured an extraordinarily strong rally in stock prices. The Standard & Poor's 500 Index2 (S&P 500 Index) rallied 64% from the early March low to its high late in the fiscal year. The rally was supported by improved economic reports, as government stimulus measures helped third-quarter Gross Domestic Product rise by 3.5%. The S&P 500 Index ended the entire reporting period with a return of 9.80%.

1	The 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. Merrill Lynch 91 Day Treasury Bill Index measures the return on U.S. Treasury Bills maturing in 90 days. Indexes are unmanaged and it is not possible to invest directly in an index.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE

The Fund had a strong return for the fiscal year. After the initial equity market collapse, valuations on stocks appeared much more compelling, and the Fund's managers substantially increased the Fund's equity holdings. This increased exposure to the stock market generated large gains for the portfolio.

As the sharp rebound in stock prices advanced later in the fiscal year, the Fund's managers reduced the Fund's net exposure to the stock market and eventually took a net short position late in the fiscal year, in anticipation of a decline in stock prices.3 The rationale for the strategy shift was that the history of stock market bubbles, and of stock market valuations in general, supported a highly risk-averse strategy. With economic and financial conditions still precarious in Fund management's assessment, there was substantial fundamental support for this strategy. Since stock prices continued to rise sharply into the end of the fiscal year, however, this negative (short) position relative to stock prices resulted in losses to the portfolio. Despite that, the Fund's fiscal-year performance significantly exceeded that of its benchmark.

Among the Fund's equity sector returns, virtually all had positive returns for the fiscal year. Gold stocks were the strongest performing sector for the Fund. Gold stock prices were at historically low levels compared to the price of gold bullion at the start of the reporting period. This, combined with gold bullion prices hitting record highs at the end of the reporting period, produced significant returns for gold stocks.4 Materials and Energy stocks also were especially strong, as they rebounded significantly from their lows after the commodity bubble popped in the fall of 2008. Currency forward contracts and international government debt holdings also added to the Fund's returns, while short stock and stock index futures positions resulted in losses.5 With the Fund now being able to invest directly in gold bullion, a small position was added late in the reporting period.

3	The Fund may make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.
4	Investments in gold and precious metals may be subject to additional risks. The Fund's investments in gold bullion may involve higher custody and transaction costs than other investments in securities.
5	International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and o ther financial standards.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class A Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2009, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	6.64%
5 Years	(0.05)%
Start of Performance (12/4/2000)	5.05%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class B Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2009, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	6.51%
5 Years	0.00%
Start of Performance (12/4/2000)	5.01%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000/30%ML91DTB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Class C Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2009, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	10.88%
5 Years	0.32%
Start of Performance (12/4/2000)	4.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.

Annual Shareholder Report

Portfolio of Investments Summary
Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Securities Sold Short	(56.2)%
Futures Contracts — Long (notional value)[2]	14.0%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	25.5%
International Equity Securities	17.4%
U.S. Equity Securities	16.0%
Mutual Funds	2.3%
U.S. Treasury Securities	6.8%
International Fixed-Income Securities	5.8%
Other Securities[3]	11.1%
Other Derivative Contracts[4]	(0.3)%
Cash Equivalents[5]	9.8%
Adjustment for Futures Contracts (notional value)[2]	(14.1)%
Collateral on Deposit for Securities Sold Short	58.6%
Other Assets and Liabilities — Net[6]	3.3%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
3	Other Securities include exchange-traded funds, gold bullion and investment funds.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At October 31, 2009, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Materials	27.5%
Health Care	24.4%
Energy	19.2%
Consumer Staples	12.5%
Telecommunication Services	6.2%
Information Technology	4.7%
Industrials	2.9%
Consumer Discretionary	2.6%
TOTAL	100.0%

At October 31, 2009, the Fund's sector composition7 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Consumer Discretionary	34.7%
Financials	12.2%
Information Technology	14.8%
Health Care	6.9%
Consumer Staples	6.8%
Industrials	6.0%
Materials	5.9%
Telecommunication Services	1.8%
Energy	1.6%
Other[8]	9.3%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
8	Other includes exchange-traded funds.
Annual Shareholder Report

Portfolio of Investments

October 31, 2009

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS – 33.5%
		Biotechnology – 4.6%
410,000	[1]	Biogen Idec, Inc.	17,273,300
390,000	[1]	Cephalon, Inc.	21,286,200
350,000	[1]	Genzyme Corp.	17,710,000
390,000	[1]	Gilead Sciences, Inc.	16,594,500
		TOTAL	72,864,000
		Chemicals – 1.7%
532,000	[1]	Intrepid Potash, Inc.	13,704,320
270,000		The Mosaic Co.	12,617,100
		TOTAL	26,321,420
		Commercial Services & Supplies – 1.0%
330,000		Secom Co. Ltd.	15,433,639
		Energy Equipment & Services – 5.7%
350,000		Baker Hughes, Inc.	14,724,500
320,000		ENSCO International, Inc.	14,652,800
346,000		Noble Corp.	14,096,040
590,000		Patterson-UTI Energy, Inc.	9,192,200
930,000		Rowan Cos., Inc.	21,622,500
415,000	[1]	Unit Corp.	16,218,200
		TOTAL	90,506,240
		Food & Staples Retailing – 3.1%
420,000	[1]	BJ's Wholesale Club, Inc.	14,712,600
240,000		Familymart Co. Ltd.	7,146,393
250,000		Lawson, Inc.	11,162,741
700,000		Seven & I Holdings Co. Ltd.	15,346,414
		TOTAL	48,368,148
		Food Products – 1.1%
250,000		Archer-Daniels-Midland Co.	7,530,000
170,000		Bunge Ltd.	9,700,200
		TOTAL	17,230,200
		Hotels Restaurants & Leisure – 0.9%
530,000		Greek Organization of Football Prognostics	13,541,700
Annual Shareholder Report

		Life Sciences Tools & Services – 1.0%
730,000		Pharmaceutical Product Development, Inc.	15,731,500
		Metals & Mining – 7.5%
820,000		Barrick Gold Corp.	29,462,600
1,470,000		Kinross Gold Corp.	27,312,600
440,000		Newmont Mining Corp.	19,122,400
690,000	[1]	Pan American Silver Corp.	14,434,800
2,650,000		Yamana Gold, Inc.	28,222,500
		TOTAL	118,554,900
		Oil Gas & Consumable Fuels – 0.7%
493,945		Enerplus Resources Fund	10,728,485
		Pharmaceuticals – 2.5%
450,000		Bristol-Myers Squibb Co.	9,810,000
740,000		Takeda Pharmaceutical Co. Ltd.	29,758,080
		TOTAL	39,568,080
		Software – 1.6%
97,600		Nintendo Co. Ltd.	24,888,084
		Wireless Telecommunication Services – 2.1%
22,500		NTT DoCoMo, Inc.	32,776,271
		TOTAL COMMON STOCKS (IDENTIFIED COST $445,692,802)	526,512,667
		U.S. TREASURY – 32.3%
$250,000	[2]	United States Treasury Bill, 0.065%, 1/7/2010	249,988
70,000,000	[2,3]	United States Treasury Bill, 0.070%, 1/28/2010	69,991,964
65,000,000	[2,3]	United States Treasury Bill, 0.080%, 1/21/2010	64,995,307
30,000,000	[2,3]	United States Treasury Bill, 0.135%, 12/10/2009	29,998,812
68,000,000	[2,3]	United States Treasury Bill, 0.150%, 12/3/2009	67,999,123
200,000,000	[2,3]	United States Treasury Bills, 0.170% — 0.290%, 11/19/2009	199,998,820
33,500,000	[4]	United States Treasury Bond, 3.50%, 2/15/2039	29,370,080
46,000,000		United States Treasury Bond, 4.25%, 5/15/2039	46,100,625
		TOTAL U.S. TREASURY (IDENTIFIED COST $508,946,278)	508,704,719
		GOVERNMENTS/AGENCIES – 5.8%
23,500,000		Argentina, Government of, Bond, 0.943%, 8/3/2012	7,402,500
10,401,350		Argentina, Government of, Note, 8.28%, 12/31/2033	7,384,958
Annual Shareholder Report

$22,200,000		Brazil, Government of, Note, 10.00%, 1/1/2012	12,643,553
11,900,000		Brazil, Government of, Note, 6.00%, 5/15/2015	12,470,350
11,850,000,000		Colombia, Government of, Unsub., 11.75%, 3/1/2010	6,042,878
1,595,000,000		Hungary, Government of, 8.00%, 2/12/2015	8,769,341
40,800,000		Poland, Government of, Bond, 5.25%, 10/25/2017	13,431,478
78,500,000		Republic of South Africa, Bond, 7.50%, 1/15/2014	9,630,091
21,200,000	[5]	Turkey, Government of, 14.686%, 11/3/2010	13,020,812
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $73,150,171)	90,795,961
		INVESTMENT FUND – 4.8%
750,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $75,000,000)	74,978,850
		BULLION – 3.2%
48,437		Gold (IDENTIFIED COST $48,855,678)	50,626,777
		EXCHANGE-TRADED FUND – 3.1%
1,900,000		PowerShares DB Agriculture Fund (IDENTIFIED COST $46,722,564)	48,583,000
		MUTUAL FUNDS – 12.1%
2,760,000		Central Fund of Canada Ltd.	36,625,200
154,018,981	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.22%	154,018,981
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $185,846,058)	190,644,181
		TOTAL INVESTMENTS — 94.8% (IDENTIFIED COST $1,384,213,551)[8]	1,490,846,155
		OTHER ASSETS AND LIABILITIES - NET — 5.2%[9]	82,411,327
		TOTAL NET ASSETS — 100%	$1,573,257,482
Annual Shareholder Report

Schedule of Securities Sold Short

Shares or Principal Amount		Value
130,000	Amazon.com, Inc.	$15,445,300
1,233,600	Amkor Technology, Inc.	6,797,136
1,030,000	AutoNation, Inc.	17,757,200
1,600,000	Avis Budget Group, Inc.	13,440,000
340,000	Bally Technologies, Inc.	13,392,600
950,000	CarMax, Inc.	18,686,500
1,600,000	CB Richard Ellis Services, Inc.	16,560,000
750,000	Coca-Cola Enterprises, Inc.	14,302,500
340,000	Credit Suisse Group AG, ADR	18,122,000
400,000	Cree, Inc.	16,840,000
1,200,000	Cypress Semiconductor Corp.	10,116,000
1,700,000	Delta Air Lines, Inc.	12,138,000
520,000	Dendreon Corp.	13,140,400
325,000	Digital Realty Trust, Inc.	14,667,250
510,000	Dr. Pepper Snapple Group, Inc.	13,902,600
850,000	Expedia, Inc.	19,269,500
200,000	Express Scripts, Inc., Class A	15,984,000
380,000	F5 Networks, Inc.	17,058,200
760,000	First Horizon National Corp.	8,990,800
2,970,000	Ford Motor Co.	20,790,000
265,000	Freeport-McMoRan Copper & Gold, Inc.	19,440,400
840,000	Gap (The), Inc.	17,925,600
835,000	Goodyear Tire & Rubber Co.	10,754,800
1,420,000	Hertz Global Holdings, Inc.	13,220,200
375,000	ICICI Bank Ltd., ADR	11,793,750
450,000	ISHARES FTSE/XINHUA CHINA 25	18,769,500
1,700,000	IShares MSCI Emerging Mkt	63,852,000
455,000	J. Crew Group, Inc.	18,554,900
775,000	Jefferies Group, Inc.	20,227,500
360,000	Life Technologies, Inc.	16,981,200
1,050,000	Macy's, Inc.	18,448,500
475,000	Massey Energy Co.	13,817,750
70,000	Mastercard, Inc.	15,331,400
Annual Shareholder Report

Shares or Principal Amount		Value
1,650,000	Micron Technology, Inc.	$11,203,500
360,000	O'Reilly Automotive, Inc.	13,420,800
650,000	Owens Corning, Inc.	14,371,500
750,000	Penske Automotive Group, Inc.	11,745,000
2,050,000	PMC-Sierra, Inc.	17,466,000
2,700,000	RF Micro Devices, Inc.	10,746,000
280,000	Salesforce.com, Inc.	15,890,000
570,000	SBA Communications, Corp.	16,079,700
435,000	Scotts Co.	17,669,700
900,000	Skyworks Solutions, Inc.	9,387,000
260,000	Smucker (J.M.) Co.	13,709,800
570,000	Starwood Hotels & Resorts Worldwide, Inc.	16,564,200
1,000,000	Temple-Inland, Inc.	15,450,000
3,000,000	Tenet Healthcare Corp.	15,360,000
450,000	TJX Cos., Inc.	16,807,500
1,250,000	Virgin Media, Inc.	17,462,500
630,000	Wells Fargo & Co.	17,337,600
560,000	Whole Foods Market, Inc.	17,953,600
430,000	WMS Industries, Inc.	17,191,400
1,050,000	Wyndham Worldwide Corp.	17,902,500
225,000	Wynn Resorts Ltd.	12,199,500
375,000	Yum! Brands, Inc.	12,356,250
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $811,851,249)	$884,791,536

At October 31, 2009, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Long Futures	855	$220,803,750	December 2009	$(1,666,168)

Annual Shareholder Report

At October 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/11/2010	11,836,500 PEN	$4,135,022	$4,068,309	$(66,713)
2/2/2010	26,489,190 SGD	27,300,000 NZD	$18,886,824	$558,812
2/2/2010	24,237,240 CAD	32,700,000 NZD	$22,400,223	$452,240
2/2/2010	2,028,392,280 JPY	32,400,000 NZD	$22,547,635	$724,467
2/3/2010	26,270,850 SGD	22,300,000 AUD	$18,731,073	$554,188
4/6/2010	82,698,640 NOK	15,200,000 CAD	$14,345,516	$267,139
4/8/2010	19,956,274 SGD	14,583,047 CHF	$14,225,185	$5,237
5/7/2010	5,868,120,000 KRW	$4,740,000	$4,957,229	$217,229
5/14/2010	165,900,000 RUB	$4,740,000	$5,480,945	$740,945
Contracts Sold:
11/23/2009	31,000,000 NZD	$20,791,390	$22,208,167	$(1,416,777)
12/2/2009	54,120,000 BRL	$30,000,000	$30,521,717	$(521,717)
12/16/2009	42,840,850,000 COP	$22,100,000	$21,335,043	$764,957
2/2/2010	32,400,000 NZD	2,028,392,280 JPY	$23,091,025	$(1,267,857)
2/2/2010	32,700,000 NZD	24,237,240 CAD	$23,304,831	$(1,356,848)
2/2/2010	27,300,000 NZD	26,489,190 SGD	$19,456,326	$(1,128,315)
2/3/2010	22,300,000 AUD	26,270,850 SGD	$19,877,902	$(1,701,017)
2/3/2010	35,700,000 AUD	$29,209,740	$31,822,471	$(2,612,731)
2/10/2010	13,000,000 EUR	$18,454,150	$19,123,572	$(669,422)
3/8/2010	34,700,000 AUD	$29,735,124	$30,814,784	$(1,079,660)
3/8/2010	11,981,610,000 JPY	$134,135,012	$133,232,819	$902,193
3/8/2010	62,700,000 NZD	$44,477,499	$44,570,984	$(93,485)
3/12/2010	128,356,800 NOK	$21,964,988	$22,291,874	$(326,886)
3/12/2010	210,991,198 SEK	$29,986,526	$29,771,480	$215,046
4/1/2010	392,456,250 CZK	$22,371,740	$21,695,437	$676,303
4/1/2010	172,482,750 ZAR	$21,748,194	$21,467,206	$280,988
Annual Shareholder Report

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
4/5/2010	69,512,603 CAD	$64,470,973	$64,235,843	$235,130
4/5/2010	82,684,196 CAD	$76,727,104	$76,407,570	$319,534
4/6/2010	15,200,000 CAD	82,698,640 NOK	$14,046,126	$32,251
4/6/2010	4,135,725,000 HUF	$21,857,856	$21,675,636	$182,220
4/6/2010	65,319,750 PLN	$22,179,128	$22,333,792	$(154,664)
4/8/2010	14,583,047 CHF	19,956,274 SGD	$14,232,516	$(12,569)
5/7/2010	5,868,120,000 KRW	$4,981,426	$4,957,229	$24,197
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(5,255,585)

Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	All or a portion of these securities are held as collateral for open short positions.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Zero coupon bond, reflects effective rate at time of purchase.
6	Affiliated company.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,418,950,275.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices And Investments In Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$252,202,320	$ —	$ —	$252,202,320
International	124,257,025	150,053,322	—	274,310,347
Debt Securities:
U.S. Treasury	—	508,704,719	—	508,704,719
Governments/Agencies	—	90,795,961	—	90,795,961
Investment Fund	74,978,850	—	—	74,978,850
Bullion	50,626,777	—	—	50,626,777
Exchange-Traded Fund	48,583,000	—	—	48,583,000
Mutual Funds	190,644,181	—	—	190,644,181
TOTAL SECURITIES	$741,292,153	$749,554,002	$ —	$1,490,846,155
OTHER FINANCIAL INSTRUMENTS*	$(886,457,704)	$(5,255,585)	$ —	$(891,713,289)
*	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Hybrid Notes
Balance as of November 1, 2008	$3,448,916
Realized gain (loss)	(29,098,921)
Change in unrealized appreciation (depreciation)	38,071,557
Net purchases (sales)	(12,421,552)
Balance as of October 31, 2009	$ —

Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollars
CHF	— Swiss Franc
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at value, including $154,018,981 of an investment in an affiliated issuer (Note 5) (identified cost $1,384,213,551)		$1,490,846,155
Cash dominated in foreign currencies (identified cost $768,815)		753,486
Deposit at broker for short sales		922,334,852
Receivable for investments sold		29,436,491
Receivable for shares sold		24,952,019
Receivable for foreign exchange contracts		7,153,076
Income receivable		4,879,816
TOTAL ASSETS		2,480,355,895
Liabilities:
Securities sold short, at value (proceeds $811,851,249)	$884,791,536
Payable for foreign exchange contracts	12,408,661
Payable for shares redeemed	3,940,824
Payable for investments purchased	3,280,890
Payable for daily variation margin	1,001,368
Dividends payable on short positions	89,250
Payable for shareholder services fee (Note 5)	672,856
Payable for distribution services fee (Note 5)	404,074
Accrued expenses	508,954
TOTAL LIABILITIES		907,098,413
Net assets for 142,462,624 shares outstanding		$1,573,257,482
Net Assets Consist of:
Paid-in capital		$1,844,249,499
Net unrealized appreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		18,862,059
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency translations		(320,611,386)
Undistributed net investment income		30,757,310
TOTAL NET ASSETS		$1,573,257,482
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($835,964,018÷75,367,733 shares outstanding), no par value, unlimited shares authorized	$11.09
Offering price per share (100/94.50 of $11.09)	$11.74
Redemption proceeds per share	$11.09
Class B Shares:
Net asset value per share ($166,560,582÷15,152,689 shares outstanding), no par value, unlimited shares authorized	$10.99
Offering price per share	$10.99
Redemption proceeds per share (94.50/100 of $10.99)	$10.39
Class C Shares:
Net asset value per share ($489,259,811÷44,631,713 shares outstanding), no par value, unlimited shares authorized	$10.96
Offering price per share	$10.96
Redemption proceeds per share (99.00/100 of $10.96)	$10.85
Institutional Shares:
Net asset value per share ($81,473,071÷7,310,489 shares outstanding), no par value, unlimited shares authorized	$11.14
Offering price per share	$11.14
Redemption proceeds per share	$11.14

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended October 31, 2009

Investment Income:
Dividends (including $3,756,884 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $874,461)		$19,680,712
Interest		30,599,791
TOTAL INCOME		50,280,503
Expenses:
Investment adviser fee (Note 5)	$10,411,947
Administrative personnel and services fee (Note 5)	1,077,675
Custodian fees	127,966
Transfer and dividend disbursing agent fees and expenses	2,001,320
Directors'/Trustees' fees	10,225
Auditing fees	33,001
Legal fees	22,104
Portfolio accounting fees	188,710
Distribution services fee — Class B Shares (Note 5)	1,366,248
Distribution services fee — Class C Shares (Note 5)	3,375,331
Shareholder services fee — Class A Shares (Note 5)	1,750,038
Shareholder services fee — Class B Shares (Note 5)	455,416
Shareholder services fee — Class C Shares (Note 5)	1,095,824
Account administration fee — Class A Shares	6,247
Account administration fee — Class C Shares	409
Share registration costs	93,730
Printing and postage	710,391
Insurance premiums	8,272
Dividends on short positions	2,102,489
Miscellaneous	17,552
TOTAL EXPENSES	24,854,895
Annual Shareholder Report

Statement of Operations — continued
Waivers, Reimbursement and Expense Reductions:
Waiver/reimbursement of investment adviser fee (Note 5)	$(869,888)
Waiver of administrative personnel and services fee (Note 5)	(21,210)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(47,778)
Reduction of custodian fees (Note 6)	(6,531)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTIONS		$(945,407)
Net expenses			$23,909,488
Net investment income			26,371,015
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(200,781,502)
Net realized loss on short sales			(18,675,553)
Net realized loss on futures contracts			(59,403,274)
Net realized gain on written options			5,018,882
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			459,905,344
Net change in unrealized depreciation of short sales			(72,940,287)
Net change in unrealized depreciation of futures contracts			(1,666,168)
Net change in unrealized depreciation on written options			6,856,239
Net realized and unrealized gain on investments, short sales, futures contracts, written options and foreign currency transactions			118,313,681
Change in net assets resulting from operations			$144,684,696

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,371,015	$56,142,405
Net realized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(273,841,447)	100,621,766
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, written options and translation of assets and liabilities in foreign currency	392,155,128	(365,013,616)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	144,684,696	(208,249,445)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(28,826,874)	(42,762,897)
Class B Shares	(7,577,356)	(10,016,412)
Class C Shares	(17,195,671)	(22,300,645)
Institutional Shares	(346,178)	(111,676)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,946,079)	(75,191,630)
Share Transactions:
Proceeds from sale of shares	671,401,676	526,356,457
Net asset value of shares issued to shareholders in payment of distributions declared	41,230,658	57,468,587
Cost of shares redeemed	(601,415,722)	(854,744,051)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	111,216,612	(270,919,007)
Change in net assets	201,955,229	(554,360,082)
Net Assets:
Beginning of period	1,371,302,253	1,925,662,335
End of period (including undistributed net investment income of $30,757,310 and $40,649,747, respectively)	$1,573,257,482	$1,371,302,253

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

October 31, 2009

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Annual Shareholder Report

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended October 31, 2009, the Fund had a net realized loss on short sales of $18,675,553.

Options Contracts

The Fund may buy or sell put and call options for hedging and asset allocation purposes. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	15,500	$7,843,761
Contracts exercised	(2,800)	(1,603,579)
Contracts bought back	(2,700)	(1,546,308)
Contracts expired	(10,000)	(4,693,874)
Outstanding at October 31, 2009	—	$ —
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$7,153,076	Payable for foreign exchange contracts	$12,408,661
Equity contracts		—	Payable for daily variation margin	1,666,168*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$7,153,076		$14,074,829
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	—	$42,028,265	—	$42,028,265
Equity contracts	$(59,403,274)	—	$5,018,882	(54,384,392)
Total	$(59,403,274)	$42,028,265	$5,018,882	$(12,356,127)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	—	$(10,367,554)	—	$(10,367,554)
Equity contracts	$(1,666,168)	—	$6,856,239	5,190,071
Total	$(1,666,168)	$(10,367,554)	$6,856,239	$(5,177,483)

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered Annual Shareholder Report offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	39,339,133	$430,108,951	31,660,346	$389,360,969
Shares issued to shareholders in payment of distributions declared	2,234,350	23,054,476	2,775,926	33,809,164
Shares redeemed	(36,513,444)	(383,301,698)	(44,465,849)	(530,133,572)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,060,039	$69,861,729	(10,029,577)	$(106,963,439)
Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,323,482	$14,216,697	1,934,966	$23,555,885
Shares issued to shareholders in payment of distributions declared	608,550	6,238,153	679,764	8,231,972
Shares redeemed	(6,138,694)	(64,447,604)	(7,261,201)	(86,900,792)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,206,662)	$(43,992,754)	(4,646,471)	$(55,112,935)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,963,665	$140,108,028	8,668,337	$105,602,213
Shares issued to shareholders in payment of distributions declared	1,145,371	11,710,051	1,270,437	15,343,355
Shares redeemed	(13,205,369)	(137,704,151)	(19,907,692)	(237,038,784)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	903,667	$14,113,928	(9,968,918)	$(116,093,216)
Annual Shareholder Report

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,090,710	$86,968,000	648,425	$7,837,390
Shares issued to shareholders in payment of distributions declared	21,684	227,978	6,935	84,096
Shares redeemed	(1,438,538)	(15,962,269)	(58,310)	(670,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,673,856	$71,233,709	597,050	$7,250,583
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,430,900	$111,216,612	(24,047,916)	$(270,919,007)

4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, defaulted securities, discount accretion/premium amortization on debt securities and partnership adjustments.

For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$ 17,682,627	$ (17,682,627)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$53,946,079	$75,191,630

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$32,320,037
Net unrealized depreciation	$(19,402,174)
Capital loss carryforwards	$(283,909,880)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, defaulted bonds, passive foreign investment companies, and discount accretion/premium amortization on debt securities.

Annual Shareholder Report

At October 31, 2009, the cost of investments for federal tax purposes was $1,418,950,275. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $71,895,880. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,817,099 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,921,219.

At October 31, 2009, the Fund had a capital loss carryforward of $283,909,880 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$26,587,308
2017	$257,322,572

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $523,827 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2009, the Sub-Adviser earned a fee of $922,389.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,210 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $532,081 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $200,282 in sales charges from the sale of Class A Shares. FSC also retained $5,874 of contingent deferred sales charges relating to redemptions of Class A Shares and $34,801 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,595 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements, but excluding dividends on short positions) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $346,061. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	193,695,807	1,753,060,735	1,792,737,561	154,018,981	$154,018,981	$3,756,884

6. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $6,531 under these arrangements.

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $47,778 under these arrangements.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$1,450,099,345
Sales	$2,195,297,522
Annual Shareholder Report

8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Annual Shareholder Report

11. Subsequent Events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. Federal Tax Information (unaudited)

For the fiscal year ended October 31, 2009, 11.87% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2009, 2.65% qualify for the dividend received deduction available to corporate shareholders.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED MARKET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Market Opportunity Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2009, and the related statement of operations for the period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to November 1, 2005, was audited by other independent registered public accountants whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Market Opportunity Fund as of October 31, 2009, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Market Opportunity Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period and the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Annual Shareholder Report

(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Annual Shareholder Report

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Market Opportunity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26852 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009  © Federated Investors, Inc.

Federated Market Opportunity Fund

A Portfolio of Federated Equity Funds

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,		Period Ended 10/31/2007 [1]
	2009	2008
Net Asset Value, Beginning of Period	$10.29	$12.23	$12.16
Income From Investment Operations:
Net investment income	0.23[2]	0.50[2]	0.17[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	1.08	(1.88)	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	1.31	(1.38)	0.17
Less Distributions:
Distributions from net investment income	(0.46)	(0.56)	(0.10)
Net Asset Value, End of Period	$11.14	$10.29	$12.23
Total Return[4]	13.12%	(11.95)%	1.43%
Ratios to Average Net Assets:
Net expenses	1.22%[5]	0.95%[5]	0.97%[5,6]
Net expenses excluding dividends on short positions	0.99%[5]	0.95%[5]	0.97%[5,6]
Net investment income	2.05%	4.62%	4.30%[6]
Expense waiver/reimbursement[7]	0.07%	0.04%	0.03%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$81,473	$6,551	$484
Portfolio turnover	191%	255%	79%[8]
1	Reflects operations for the period from June 29, 2007 (date of initial investment) to October 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.21%, 0.95% and 0.97%, after taking into account these expense reductions for the years ended October 31, 2009 and 2008, and the period ended October 31, 2007, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,023.00	$6.42
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.85	$6.41
1	Expenses are equal to the Fund's annualized net expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

During the 12-month reporting period ended October 31, 2009, the Fund produced a total return of 13.12%,1 based on net asset value. The total return for the Fund's benchmark of 70% Russell 3000 Value Index/30% U.S. Treasury 3-month bill was 3.94%.2 The return of the Russell 3000 Value Index, a broad-based market index, for the 12-month reporting period was 4.56%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the index.

MARKET OVERVIEW

The reporting period was a tale of two markets. The fiscal year started with global economies falling further into recession. Equity markets hit record high levels of volatility and suffered significant losses. In response, governments around the world coordinated efforts on interest-rate cuts and implemented a variety of capital- and financial-guarantee programs aimed at restoring the functioning of credit markets. The Federal Reserve Board, for example, lowered the federal funds target rate to a historic low, a range between 0% and 0.25%. The stock market bottomed in early March, about half way through the Fund's fiscal year.

The second half of the year featured an extraordinarily strong rally in stock prices. The Standard & Poor's 500 Index3 (S&P 500 Index) rallied 64% from the early March low to its high late in the fiscal year. The rally was supported by improved economic reports, as government stimulus measures helped third-quarter Gross Domestic Product rise by 3.5%. The S&P 500 Index ended the entire reporting period with a return of 9.80%.

1	For the period prior to the Institutional Share's inception, performance shown is for the Fund's Class A Shares. The performance for Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
2	The 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. Merrill Lynch 91 Day Treasury Bill Index measures the return on U.S. Treasury Bills maturing in 90 days. Indexes are unmanaged and it is not possible to invest directly in an index.
3	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in an index.
Annual Shareholder Report
4

FUND PERFORMANCE

The Fund had a strong return for the fiscal year. After the initial equity market collapse, valuations on stocks appeared much more compelling, and the Fund's managers substantially increased the Fund's equity holdings. This increased exposure to the stock market generated large gains for the portfolio.

As the sharp rebound in stock prices advanced later in the fiscal year, the Fund's managers reduced the Fund's net exposure to the stock market and eventually took a net short position late in the fiscal year, in anticipation of a decline in stock prices.4 The rationale for the strategy shift was that the history of stock market bubbles, and of stock market valuations in general, supported a highly risk-averse strategy. With economic and financial conditions still precarious in Fund management's assessment, there was substantial fundamental support for this strategy. Since stock prices continued to rise sharply into the end of the fiscal year, however, this negative (short) position relative to stock prices resulted in losses to the portfolio. Despite that, the Fund's fiscal-year performance significantly exceeded that of its benchmark.

Among the Fund's equity sector returns, virtually all had positive returns for the fiscal year. Gold stocks were the strongest performing sector for the fund. Gold stock prices were at historically low levels compared to the price of gold bullion at the start of the reporting period. This, combined with gold bullion prices hitting record highs at the end of the reporting period, produced significant returns for gold stocks.5 Materials and Energy stocks also were especially strong, as they rebounded significantly from their lows after the commodity bubble popped in the fall of 2008. Currency forward contracts and international government debt holdings also added to the Fund's returns, while short stock and stock index futures positions resulted in losses.6 With the Fund now being able to invest directly in gold bullion, a small position was added late in the reporting period.

4	The Fund may make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.
5	Investments in gold and precious metals may be subject to additional risks. The Fund's investments in gold bullion may involve higher custody and transaction costs that investments in securities.
6	International investing involves special risks including currency risks, increased volatility, political risks and differences in audition and other financial standards.
Annual Shareholder Report
5

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The Fund's Institutional Shares commenced operations on June 29, 2007. The Fund offers three other classes of shares: Class A Shares, Class B Shares and Class C Shares. For the period prior to commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance for Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares since the Institutional Shares are estimated to have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Market Opportunity Fund (Institutional Shares) (the “Fund”) from December 4, 2000 (start of performance) to October 31, 2009, compared to the Russell 3000 Value Index (R3000V)2 and the 70% Russell 3000 Value Index/30% Merrill Lynch 91 Day Treasury Bill Index (70%R3000V/30%ML91DTB).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	13.12%
5 Years	1.19%
Start of Performance (12/4/2000)	5.68%
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000V and the 70%R3000V/30%ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The R3000V measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes. The ML91DTB is an index tracking short-term U.S. government securities. The R3000V and the 70%R3000V/30%ML91DTB are not adjusted to reflect expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest in an index.
Annual Shareholder Report
6

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report
7

Portfolio of Investments Summary
Tables (unaudited)

At October 31, 2009, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Securities Sold Short	(56.2)%
Futures Contracts — Long (notional value)[2]	14.0%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	25.5%
International Equity Securities	17.4%
U.S. Equity Securities	16.0%
Mutual Funds	2.3%
U.S. Treasury Securities	6.8%
International Fixed-Income Securities	5.8%
Other Securities[3]	11.1%
Other Derivative Contracts[4]	(0.3)%
Cash Equivalents[5]	9.8%
Adjustment for Futures Contracts (notional value)[2]	(14.1)%
Collateral on Deposit for Securities Sold Short	58.6%
Other Assets and Liabilities — Net[6]	3.3%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
3	Other Securities include exchange-traded funds, gold bullion and investment funds.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
8

At October 31, 2009, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Materials	27.5%
Health Care	24.4%
Energy	19.2%
Consumer Staples	12.5%
Telecommunication Services	6.2%
Information Technology	4.7%
Industrials	2.9%
Consumer Discretionary	2.6%
TOTAL	100.0%

At October 31, 2009, the Fund's sector composition7 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Consumer Discretionary	34.7%
Financials	12.2%
Information Technology	14.8%
Health Care	6.9%
Consumer Staples	6.8%
Industrials	6.0%
Materials	5.9%
Telecommunication Services	1.8%
Energy	1.6%
Other[8]	9.3%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
8	Other includes exchange-traded funds.
Annual Shareholder Report
9

Portfolio of Investments

October 31, 2009

Shares, Foreign Par Amount, Principal Amount or Troy Ounces			Value in U.S. Dollars
		COMMON STOCKS – 33.5%
		Biotechnology – 4.6%
410,000	[1]	Biogen Idec, Inc.	17,273,300
390,000	[1]	Cephalon, Inc.	21,286,200
350,000	[1]	Genzyme Corp.	17,710,000
390,000	[1]	Gilead Sciences, Inc.	16,594,500
		TOTAL	72,864,000
		Chemicals – 1.7%
532,000	[1]	Intrepid Potash, Inc.	13,704,320
270,000		The Mosaic Co.	12,617,100
		TOTAL	26,321,420
		Commercial Services & Supplies – 1.0%
330,000		Secom Co. Ltd.	15,433,639
		Energy Equipment & Services – 5.7%
350,000		Baker Hughes, Inc.	14,724,500
320,000		ENSCO International, Inc.	14,652,800
346,000		Noble Corp.	14,096,040
590,000		Patterson-UTI Energy, Inc.	9,192,200
930,000		Rowan Cos., Inc.	21,622,500
415,000	[1]	Unit Corp.	16,218,200
		TOTAL	90,506,240
		Food & Staples Retailing – 3.1%
420,000	[1]	BJ's Wholesale Club, Inc.	14,712,600
240,000		Familymart Co. Ltd.	7,146,393
250,000		Lawson, Inc.	11,162,741
700,000		Seven & I Holdings Co. Ltd.	15,346,414
		TOTAL	48,368,148
		Food Products – 1.1%
250,000		Archer-Daniels-Midland Co.	7,530,000
170,000		Bunge Ltd.	9,700,200
		TOTAL	17,230,200
		Hotels Restaurants & Leisure – 0.9%
530,000		Greek Organization of Football Prognostics	13,541,700
Annual Shareholder Report
10

		Life Sciences Tools & Services – 1.0%
730,000		Pharmaceutical Product Development, Inc.	15,731,500
		Metals & Mining – 7.5%
820,000		Barrick Gold Corp.	29,462,600
1,470,000		Kinross Gold Corp.	27,312,600
440,000		Newmont Mining Corp.	19,122,400
690,000	[1]	Pan American Silver Corp.	14,434,800
2,650,000		Yamana Gold, Inc.	28,222,500
		TOTAL	118,554,900
		Oil Gas & Consumable Fuels – 0.7%
493,945		Enerplus Resources Fund	10,728,485
		Pharmaceuticals – 2.5%
450,000		Bristol-Myers Squibb Co.	9,810,000
740,000		Takeda Pharmaceutical Co. Ltd.	29,758,080
		TOTAL	39,568,080
		Software – 1.6%
97,600		Nintendo Co. Ltd.	24,888,084
		Wireless Telecommunication Services – 2.1%
22,500		NTT DoCoMo, Inc.	32,776,271
		TOTAL COMMON STOCKS (IDENTIFIED COST $445,692,802)	526,512,667
		U.S. TREASURY – 32.3%
$250,000	[2]	United States Treasury Bill, 0.065%, 1/7/2010	249,988
70,000,000	[2,3]	United States Treasury Bill, 0.070%, 1/28/2010	69,991,964
65,000,000	[2,3]	United States Treasury Bill, 0.080%, 1/21/2010	64,995,307
30,000,000	[2,3]	United States Treasury Bill, 0.135%, 12/10/2009	29,998,812
68,000,000	[2,3]	United States Treasury Bill, 0.150%, 12/3/2009	67,999,123
200,000,000	[2,3]	United States Treasury Bills, 0.170% — 0.290%, 11/19/2009	199,998,820
33,500,000	[4]	United States Treasury Bond, 3.50%, 2/15/2039	29,370,080
46,000,000		United States Treasury Bond, 4.25%, 5/15/2039	46,100,625
		TOTAL U.S. TREASURY (IDENTIFIED COST $508,946,278)	508,704,719
		GOVERNMENTS/AGENCIES – 5.8%
23,500,000		Argentina, Government of, Bond, 0.943%, 8/3/2012	7,402,500
10,401,350		Argentina, Government of, Note, 8.28%, 12/31/2033	7,384,958
Annual Shareholder Report
11

$22,200,000		Brazil, Government of, Note, 10.00%, 1/1/2012	12,643,553
11,900,000		Brazil, Government of, Note, 6.00%, 5/15/2015	12,470,350
11,850,000,000		Colombia, Government of, Unsub., 11.75%, 3/1/2010	6,042,878
1,595,000,000		Hungary, Government of, 8.00%, 2/12/2015	8,769,341
40,800,000		Poland, Government of, Bond, 5.25%, 10/25/2017	13,431,478
78,500,000		Republic of South Africa, Bond, 7.50%, 1/15/2014	9,630,091
21,200,000	[5]	Turkey, Government of, 14.686%, 11/3/2010	13,020,812
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $73,150,171)	90,795,961
		INVESTMENT FUND – 4.8%
750,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $75,000,000)	74,978,850
		BULLION – 3.2%
48,437		Gold (IDENTIFIED COST $48,855,678)	50,626,777
		EXCHANGE-TRADED FUND – 3.1%
1,900,000		PowerShares DB Agriculture Fund (IDENTIFIED COST $46,722,564)	48,583,000
		MUTUAL FUNDS – 12.1%
2,760,000		Central Fund of Canada Ltd.	36,625,200
154,018,981	[6,7]	Prime Value Obligations Fund, Institutional Shares, 0.22%	154,018,981
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $185,846,058)	190,644,181
		TOTAL INVESTMENTS — 94.8% (IDENTIFIED COST $1,384,213,551)[8]	1,490,846,155
		OTHER ASSETS AND LIABILITIES - NET — 5.2%[9]	82,411,327
		TOTAL NET ASSETS — 100%	$1,573,257,482
Annual Shareholder Report
12

Schedule of Securities Sold Short

Shares or Principal Amount		Value
130,000	Amazon.com, Inc.	$15,445,300
1,233,600	Amkor Technology, Inc.	6,797,136
1,030,000	AutoNation, Inc.	17,757,200
1,600,000	Avis Budget Group, Inc.	13,440,000
340,000	Bally Technologies, Inc.	13,392,600
950,000	CarMax, Inc.	18,686,500
1,600,000	CB Richard Ellis Services, Inc.	16,560,000
750,000	Coca-Cola Enterprises, Inc.	14,302,500
340,000	Credit Suisse Group AG, ADR	18,122,000
400,000	Cree, Inc.	16,840,000
1,200,000	Cypress Semiconductor Corp.	10,116,000
1,700,000	Delta Air Lines, Inc.	12,138,000
520,000	Dendreon Corp.	13,140,400
325,000	Digital Realty Trust, Inc.	14,667,250
510,000	Dr. Pepper Snapple Group, Inc.	13,902,600
850,000	Expedia, Inc.	19,269,500
200,000	Express Scripts, Inc., Class A	15,984,000
380,000	F5 Networks, Inc.	17,058,200
760,000	First Horizon National Corp.	8,990,800
2,970,000	Ford Motor Co.	20,790,000
265,000	Freeport-McMoRan Copper & Gold, Inc.	19,440,400
840,000	Gap (The), Inc.	17,925,600
835,000	Goodyear Tire & Rubber Co.	10,754,800
1,420,000	Hertz Global Holdings, Inc.	13,220,200
375,000	ICICI Bank Ltd., ADR	11,793,750
450,000	ISHARES FTSE/XINHUA CHINA 25	18,769,500
1,700,000	IShares MSCI Emerging Mkt	63,852,000
455,000	J. Crew Group, Inc.	18,554,900
775,000	Jefferies Group, Inc.	20,227,500
360,000	Life Technologies, Inc.	16,981,200
1,050,000	Macy's, Inc.	18,448,500
475,000	Massey Energy Co.	13,817,750
70,000	Mastercard, Inc.	15,331,400
Annual Shareholder Report
13

Shares or Principal Amount		Value
1,650,000	Micron Technology, Inc.	$11,203,500
360,000	O'Reilly Automotive, Inc.	13,420,800
650,000	Owens Corning, Inc.	14,371,500
750,000	Penske Automotive Group, Inc.	11,745,000
2,050,000	PMC-Sierra, Inc.	17,466,000
2,700,000	RF Micro Devices, Inc.	10,746,000
280,000	Salesforce.com, Inc.	15,890,000
570,000	SBA Communications, Corp.	16,079,700
435,000	Scotts Co.	17,669,700
900,000	Skyworks Solutions, Inc.	9,387,000
260,000	Smucker (J.M.) Co.	13,709,800
570,000	Starwood Hotels & Resorts Worldwide, Inc.	16,564,200
1,000,000	Temple-Inland, Inc.	15,450,000
3,000,000	Tenet Healthcare Corp.	15,360,000
450,000	TJX Cos., Inc.	16,807,500
1,250,000	Virgin Media, Inc.	17,462,500
630,000	Wells Fargo & Co.	17,337,600
560,000	Whole Foods Market, Inc.	17,953,600
430,000	WMS Industries, Inc.	17,191,400
1,050,000	Wyndham Worldwide Corp.	17,902,500
225,000	Wynn Resorts Ltd.	12,199,500
375,000	Yum! Brands, Inc.	12,356,250
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $811,851,249)	$884,791,536

At October 31, 2009, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 Index Long Futures	855	$220,803,750	December 2009	$(1,666,168)

Annual Shareholder Report

14

At October 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
1/11/2010	11,836,500 PEN	$4,135,022	$4,068,309	$(66,713)
2/2/2010	26,489,190 SGD	27,300,000 NZD	$18,886,824	$558,812
2/2/2010	24,237,240 CAD	32,700,000 NZD	$22,400,223	$452,240
2/2/2010	2,028,392,280 JPY	32,400,000 NZD	$22,547,635	$724,467
2/3/2010	26,270,850 SGD	22,300,000 AUD	$18,731,073	$554,188
4/6/2010	82,698,640 NOK	15,200,000 CAD	$14,345,516	$267,139
4/8/2010	19,956,274 SGD	14,583,047 CHF	$14,225,185	$5,237
5/7/2010	5,868,120,000 KRW	$4,740,000	$4,957,229	$217,229
5/14/2010	165,900,000 RUB	$4,740,000	$5,480,945	$740,945
Contracts Sold:
11/23/2009	31,000,000 NZD	$20,791,390	$22,208,167	$(1,416,777)
12/2/2009	54,120,000 BRL	$30,000,000	$30,521,717	$(521,717)
12/16/2009	42,840,850,000 COP	$22,100,000	$21,335,043	$764,957
2/2/2010	32,400,000 NZD	2,028,392,280 JPY	$23,091,025	$(1,267,857)
2/2/2010	32,700,000 NZD	24,237,240 CAD	$23,304,831	$(1,356,848)
2/2/2010	27,300,000 NZD	26,489,190 SGD	$19,456,326	$(1,128,315)
2/3/2010	22,300,000 AUD	26,270,850 SGD	$19,877,902	$(1,701,017)
2/3/2010	35,700,000 AUD	$29,209,740	$31,822,471	$(2,612,731)
2/10/2010	13,000,000 EUR	$18,454,150	$19,123,572	$(669,422)
3/8/2010	34,700,000 AUD	$29,735,124	$30,814,784	$(1,079,660)
3/8/2010	11,981,610,000 JPY	$134,135,012	$133,232,819	$902,193
3/8/2010	62,700,000 NZD	$44,477,499	$44,570,984	$(93,485)
3/12/2010	128,356,800 NOK	$21,964,988	$22,291,874	$(326,886)
3/12/2010	210,991,198 SEK	$29,986,526	$29,771,480	$215,046
4/1/2010	392,456,250 CZK	$22,371,740	$21,695,437	$676,303
4/1/2010	172,482,750 ZAR	$21,748,194	$21,467,206	$280,988
Annual Shareholder Report
15

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
4/5/2010	69,512,603 CAD	$64,470,973	$64,235,843	$235,130
4/5/2010	82,684,196 CAD	$76,727,104	$76,407,570	$319,534
4/6/2010	15,200,000 CAD	82,698,640 NOK	$14,046,126	$32,251
4/6/2010	4,135,725,000 HUF	$21,857,856	$21,675,636	$182,220
4/6/2010	65,319,750 PLN	$22,179,128	$22,333,792	$(154,664)
4/8/2010	14,583,047 CHF	19,956,274 SGD	$14,232,516	$(12,569)
5/7/2010	5,868,120,000 KRW	$4,981,426	$4,957,229	$24,197
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(5,255,585)

Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	All or a portion of these securities are held as collateral for open short positions.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Zero coupon bond, reflects effective rate at time of purchase.
6	Affiliated company.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,418,950,275.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report
16

The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices And Investments In Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$252,202,320	$ —	$ —	$252,202,320
International	124,257,025	150,053,322	—	274,310,347
Debt Securities:
U.S. Treasury	—	508,704,719	—	508,704,719
Governments/Agencies	—	90,795,961	—	90,795,961
Investment Fund	74,978,850	—	—	74,978,850
Bullion	50,626,777	—	—	50,626,777
Exchange-Traded Fund	48,583,000	—	—	48,583,000
Mutual Funds	190,644,181	—	—	190,644,181
TOTAL SECURITIES	$741,292,153	$749,554,002	$ —	$1,490,846,155
OTHER FINANCIAL INSTRUMENTS*	$(886,457,704)	$(5,255,585)	$ —	$(891,713,289)
*	Other financial instruments include futures contracts, foreign exchange contracts and securities sold short.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Hybrid Notes
Balance as of November 1, 2008	$3,448,916
Realized gain (loss)	(29,098,921)
Change in unrealized appreciation (depreciation)	38,071,557
Net purchases (sales)	(12,421,552)
Balance as of October 31, 2009	$ —

Annual Shareholder Report

17

The following acronyms are used throughout this portfolio:
ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollars
CHF	— Swiss Franc
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

October 31, 2009

Assets:
Total investments in securities, at value, including $154,018,981 of an investment in an affiliated issuer (Note 5) (identified cost $1,384,213,551)		$1,490,846,155
Cash dominated in foreign currencies (identified cost $768,815)		753,486
Deposit at broker for short sales		922,334,852
Receivable for investments sold		29,436,491
Receivable for shares sold		24,952,019
Receivable for foreign exchange contracts		7,153,076
Income receivable		4,879,816
TOTAL ASSETS		2,480,355,895
Liabilities:
Securities sold short, at value (proceeds $811,851,249)	$884,791,536
Payable for foreign exchange contracts	12,408,661
Payable for shares redeemed	3,940,824
Payable for investments purchased	3,280,890
Payable for daily variation margin	1,001,368
Dividends payable on short positions	89,250
Payable for shareholder services fee (Note 5)	672,856
Payable for distribution services fee (Note 5)	404,074
Accrued expenses	508,954
TOTAL LIABILITIES		907,098,413
Net assets for 142,462,624 shares outstanding		$1,573,257,482
Net Assets Consist of:
Paid-in capital		$1,844,249,499
Net unrealized appreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		18,862,059
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency translations		(320,611,386)
Undistributed net investment income		30,757,310
TOTAL NET ASSETS		$1,573,257,482
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($835,964,018÷75,367,733 shares outstanding), no par value, unlimited shares authorized	$11.09
Offering price per share (100/94.50 of $11.09)	$11.74
Redemption proceeds per share	$11.09
Class B Shares:
Net asset value per share ($166,560,582÷15,152,689 shares outstanding), no par value, unlimited shares authorized	$10.99
Offering price per share	$10.99
Redemption proceeds per share (94.50/100 of $10.99)	$10.39
Class C Shares:
Net asset value per share ($489,259,811÷44,631,713 shares outstanding), no par value, unlimited shares authorized	$10.96
Offering price per share	$10.96
Redemption proceeds per share (99.00/100 of $10.96)	$10.85
Institutional Shares:
Net asset value per share ($81,473,071÷7,310,489 shares outstanding), no par value, unlimited shares authorized	$11.14
Offering price per share	$11.14
Redemption proceeds per share	$11.14

See Notes which are an integral part of the Financial Statements

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20

Statement of Operations

Year Ended October 31, 2009

Investment Income:
Dividends (including $3,756,884 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $874,461)		$19,680,712
Interest		30,599,791
TOTAL INCOME		50,280,503
Expenses:
Investment adviser fee (Note 5)	$10,411,947
Administrative personnel and services fee (Note 5)	1,077,675
Custodian fees	127,966
Transfer and dividend disbursing agent fees and expenses	2,001,320
Directors'/Trustees' fees	10,225
Auditing fees	33,001
Legal fees	22,104
Portfolio accounting fees	188,710
Distribution services fee — Class B Shares (Note 5)	1,366,248
Distribution services fee — Class C Shares (Note 5)	3,375,331
Shareholder services fee — Class A Shares (Note 5)	1,750,038
Shareholder services fee — Class B Shares (Note 5)	455,416
Shareholder services fee — Class C Shares (Note 5)	1,095,824
Account administration fee — Class A Shares	6,247
Account administration fee — Class C Shares	409
Share registration costs	93,730
Printing and postage	710,391
Insurance premiums	8,272
Dividends on short positions	2,102,489
Miscellaneous	17,552
TOTAL EXPENSES	24,854,895
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Statement of Operations — continued
Waivers, Reimbursement and Expense Reductions:
Waiver/reimbursement of investment adviser fee (Note 5)	$(869,888)
Waiver of administrative personnel and services fee (Note 5)	(21,210)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(47,778)
Reduction of custodian fees (Note 6)	(6,531)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTIONS		$(945,407)
Net expenses			$23,909,488
Net investment income			26,371,015
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(200,781,502)
Net realized loss on short sales			(18,675,553)
Net realized loss on futures contracts			(59,403,274)
Net realized gain on written options			5,018,882
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			459,905,344
Net change in unrealized depreciation of short sales			(72,940,287)
Net change in unrealized depreciation of futures contracts			(1,666,168)
Net change in unrealized depreciation on written options			6,856,239
Net realized and unrealized gain on investments, short sales, futures contracts, written options and foreign currency transactions			118,313,681
Change in net assets resulting from operations			$144,684,696

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,371,015	$56,142,405
Net realized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(273,841,447)	100,621,766
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, written options and translation of assets and liabilities in foreign currency	392,155,128	(365,013,616)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	144,684,696	(208,249,445)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(28,826,874)	(42,762,897)
Class B Shares	(7,577,356)	(10,016,412)
Class C Shares	(17,195,671)	(22,300,645)
Institutional Shares	(346,178)	(111,676)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,946,079)	(75,191,630)
Share Transactions:
Proceeds from sale of shares	671,401,676	526,356,457
Net asset value of shares issued to shareholders in payment of distributions declared	41,230,658	57,468,587
Cost of shares redeemed	(601,415,722)	(854,744,051)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	111,216,612	(270,919,007)
Change in net assets	201,955,229	(554,360,082)
Net Assets:
Beginning of period	1,371,302,253	1,925,662,335
End of period (including undistributed net investment income of $30,757,310 and $40,649,747, respectively)	$1,573,257,482	$1,371,302,253

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

October 31, 2009

1. Organization

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report
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conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the year ended October 31, 2009, the Fund had a net realized loss on short sales of $18,675,553.

Options Contracts

The Fund may buy or sell put and call options for hedging and asset allocation purposes. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	15,500	$7,843,761
Contracts exercised	(2,800)	(1,603,579)
Contracts bought back	(2,700)	(1,546,308)
Contracts expired	(10,000)	(4,693,874)
Outstanding at October 31, 2009	—	$ —
Annual Shareholder Report
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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$7,153,076	Payable for foreign exchange contracts	$12,408,661
Equity contracts		—	Payable for daily variation margin	1,666,168*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$7,153,076		$14,074,829
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	—	$42,028,265	—	$42,028,265
Equity contracts	$(59,403,274)	—	$5,018,882	(54,384,392)
Total	$(59,403,274)	$42,028,265	$5,018,882	$(12,356,127)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Written Options	Total
Foreign exchange contracts	—	$(10,367,554)	—	$(10,367,554)
Equity contracts	$(1,666,168)	—	$6,856,239	5,190,071
Total	$(1,666,168)	$(10,367,554)	$6,856,239	$(5,177,483)

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered Annual Shareholder Report
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offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

Year Ended October 31	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	39,339,133	$430,108,951	31,660,346	$389,360,969
Shares issued to shareholders in payment of distributions declared	2,234,350	23,054,476	2,775,926	33,809,164
Shares redeemed	(36,513,444)	(383,301,698)	(44,465,849)	(530,133,572)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,060,039	$69,861,729	(10,029,577)	$(106,963,439)
Year Ended October 31	2009		2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,323,482	$14,216,697	1,934,966	$23,555,885
Shares issued to shareholders in payment of distributions declared	608,550	6,238,153	679,764	8,231,972
Shares redeemed	(6,138,694)	(64,447,604)	(7,261,201)	(86,900,792)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(4,206,662)	$(43,992,754)	(4,646,471)	$(55,112,935)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	12,963,665	$140,108,028	8,668,337	$105,602,213
Shares issued to shareholders in payment of distributions declared	1,145,371	11,710,051	1,270,437	15,343,355
Shares redeemed	(13,205,369)	(137,704,151)	(19,907,692)	(237,038,784)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	903,667	$14,113,928	(9,968,918)	$(116,093,216)
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Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,090,710	$86,968,000	648,425	$7,837,390
Shares issued to shareholders in payment of distributions declared	21,684	227,978	6,935	84,096
Shares redeemed	(1,438,538)	(15,962,269)	(58,310)	(670,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,673,856	$71,233,709	597,050	$7,250,583
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,430,900	$111,216,612	(24,047,916)	$(270,919,007)

4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, defaulted securities, discount accretion/premium amortization on debt securities and partnership adjustments.

For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$ 17,682,627	$ (17,682,627)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$53,946,079	$75,191,630

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$32,320,037
Net unrealized depreciation	$(19,402,174)
Capital loss carryforwards	$(283,909,880)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, defaulted bonds, passive foreign investment companies and discount accretion/premium amortization on debt securities.

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At October 31, 2009, the cost of investments for federal tax purposes was $1,418,950,275. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, securities sold short and futures contracts was $71,895,880. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,817,099 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,921,219.

At October 31, 2009, the Fund had a capital loss carryforward of $283,909,880 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$26,587,308
2017	$257,322,572

5. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Adviser voluntarily waived $523,827 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2009, the Sub-Adviser earned a fee of $922,389.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,210 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $532,081 of fees paid by the Fund. For the year ended October 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $200,282 in sales charges from the sale of Class A Shares. FSC also retained $5,874 of contingent deferred sales charges relating to redemptions of Class A Shares and $34,801 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,595 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund.

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33

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements, but excluding dividends on short positions) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Adviser reimbursed $346,061. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	193,695,807	1,753,060,735	1,792,737,561	154,018,981	$154,018,981	$3,756,884

6. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $6,531 under these arrangements.

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $47,778 under these arrangements.

7. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2009, were as follows:

Purchases	$1,450,099,345
Sales	$2,195,297,522
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8. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the Fund did not utilize the LOC.

9. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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11. Subsequent Events

Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

12. Federal Tax Information (unaudited)

For the fiscal year ended October 31, 2009, 11.87% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2009, 2.65% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED EQUITY FUNDS AND SHAREHOLDERS OF FEDERATED MARKET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Market Opportunity Fund (the “Fund”), a portfolio of Federated Equity Funds, as of October 31, 2009, and the related statement of operations for the period then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented prior to November 1, 2005, was audited by other independent registered public accountants whose report thereon dated December 20, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Market Opportunity Fund as of October 31, 2009, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 24, 2009

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised ten portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: April 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: April 1984	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: April 1984	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Lawrence Auriana Birth Date: January 8, 1944 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Lawrence Auriana is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in economics from Fordham University and has been engaged in the securities business since 1965.
Walter C. Bean Birth Date: June 22, 1945 VICE PRESIDENT Began serving: November 2006	Principal Occupations: Walter C. Bean is Vice President of the Trust. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Equity Income Management Team of the Fund's Adviser. Mr. Bean joined Federated in 2000. His previous associations included: various investment management and research positions with C.S. McKee & Company; First Chicago Investment Advisors; CIGNA Investment Advisors; and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean is a Chartered Financial Analyst and has 40 years of investment experience.
Hans P. Utsch Birth Date: July 3, 1936 140 East 45th Street New York, NY 10017 VICE PRESIDENT Began serving: November 2001	Principal Occupations: Hans P. Utsch is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.
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Evaluation and Approval of Advisory Contract - May 2009

Federated Market Opportunity Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period and the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Annual Shareholder Report
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(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Market Opportunity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172453

37774 (12/09)

Federated is a registered mark of Federated Investors, Inc.
2009  © Federated Investors, Inc.

Item 12.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By	/S/ RICHARD A. NOVAK
Richard A. Novak, Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue, Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak, Principal Financial Officer

Date June 22, 2010